UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

CORE PLUS BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Core Plus Bond Fund

Performance review

For the six months ended June 30, 2019, Class I shares of Western Asset Core Plus Bond Fund returned 8.22%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index1, returned 6.11% for the same period. The Lipper Core Plus Bond Funds Category Average2 returned 6.76% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	8.03%
Class C	7.65%
Class C1	7.81%
Class FI	8.01%
Class R	7.87%
Class I	8.22%
Class IS	8.24%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Lipper Core Plus Bond Funds Category Average	6.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.74%, 2.18%, 2.43%, 2.87%, 2.60%, 3.23% and 3.26%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 3.16%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.84%, 1.52%, 1.19%, 0.83%, 1.12%, 0.52% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 312 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Core Plus Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Core Plus Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.03%	$1,000.00	$1,080.30	0.82%	$4.23	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	7.65	1,000.00	1,076.50	1.52	7.83	Class C	5.00	1,000.00	1,017.26	1.52	7.60
Class C1	7.81	1,000.00	1,078.10	1.23	6.34	Class C1	5.00	1,000.00	1,018.70	1.23	6.16
Class FI	8.01	1,000.00	1,080.10	0.83	4.28	Class FI	5.00	1,000.00	1,020.68	0.83	4.16
Class R	7.87	1,000.00	1,078.70	1.11	5.72	Class R	5.00	1,000.00	1,019.29	1.11	5.56
Class I	8.22	1,000.00	1,082.20	0.45	2.32	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	8.24	1,000.00	1,082.40	0.42	2.17	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Core Plus	— Western Asset Core Plus Bond Fund

4	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Core Plus	— Western Asset Core Plus Bond Fund

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 30.7%
Communication Services — 3.0%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	$1,515,892
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,557,214
AT&T Inc., Senior Notes	3.400%	5/15/25	31,645,000	32,557,772
AT&T Inc., Senior Notes	6.250%	3/29/41	970,000	1,189,598
AT&T Inc., Senior Notes	4.350%	6/15/45	25,026,000	25,060,483
AT&T Inc., Senior Notes	4.500%	3/9/48	13,290,000	13,609,687
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	5,310,000	8,013,688
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,762,059
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,018,517	(a)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	4,485,000	4,577,398
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	170,000	180,755
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	6,801,558
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	12,651,355
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,466,718
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	910,000	937,582	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,003,077
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	27,705,000	28,937,994
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,590,378
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,264,459
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	30,985,837
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,260,408
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	15,185,000	17,121,501
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,442,617

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	$1,236,667
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	13,187,719
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	3,081,773
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,390,000	1,453,279
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	7,218,000	8,415,907
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,829,273
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	5,991,038
Total Diversified Telecommunication Services				260,702,203
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	2,675,000	2,771,969
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,659,144
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,793,331
Walt Disney Co., Senior Notes	4.500%	2/15/21	8,000	8,305	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	352,960	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,538,349	(a)
Walt Disney Co., Senior Notes	6.750%	1/9/38	200,000	283,869	(a)
Walt Disney Co., Senior Notes	6.900%	8/15/39	120,000	177,090	(a)
Total Entertainment				15,585,017
Media — 1.7%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	29,345,000	30,151,987	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	880,000	894,938
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	8,337,000	8,652,639	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,579,165	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	9,780,000	9,869,560

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	$11,448,424
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	44,250,000	46,006,554
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	21,956,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	17,064,615
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	7,811,466
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	498,473
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,102,210
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,882,470
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,124,121
Comcast Corp., Senior Notes	3.950%	10/15/25	23,330,000	25,190,188
Comcast Corp., Senior Notes	3.150%	3/1/26	2,900,000	3,003,886
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	61,584,516
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	16,168,046
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,919,867
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	270,927
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	74,956
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,053,022
Comcast Corp., Senior Notes	3.900%	3/1/38	17,500,000	18,456,671
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	231,838

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	4.700%	10/15/48	3,410,000	$3,999,527
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	2,773,584
DISH DBS Corp., Senior Notes	5.875%	11/15/24	21,394,000	20,324,300
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	3,150,900
Fox Corp., Senior Notes	4.030%	1/25/24	8,000,000	8,514,780	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	14,660,000	16,413,983	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	11,820,000	13,971,706	(a)
Fox Corp., Senior Notes	5.576%	1/25/49	4,120,000	5,047,799	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	11,649,416
NBCUniversal Media LLC, Senior Notes	5.950%	4/1/41	2,273,000	2,989,625
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	19,350,169	(a)
Time Warner Cable LLC, Senior Secured Notes	5.000%	2/1/20	2,460,000	2,492,702
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,508,660
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	10,846,747
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,828,741
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	9,154,116
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,778,011
UBM PLC, Senior Notes	5.750%	11/3/20	6,060,000	6,277,501	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	1,540,000	1,583,828	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	207,750	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	2,868,504	(a)
Total Media				457,729,488
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,064,000	1,084,422
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	412,000	(a)
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	3,050,000	3,078,759	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	9,155,000	9,750,075

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	$3,157,375
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	5,727,137
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,587,500	2,594,642	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,757,600	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	34,820,000	37,672,135
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	11,260,000	12,449,072
Total Wireless Telecommunication Services				77,683,217
Total Communication Services				811,699,925
Consumer Discretionary — 0.9%
Auto Components — 0.0%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	315,000	321,300
Automobiles — 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,574,300	(a)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	2,260,000	2,259,459	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	4,330,000	3,787,558
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,049,016
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,750,000	3,762,829
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	3,061,450
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,248,295
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,177,526
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,024,152
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,880,518
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	8,520,580
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,100,419
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,768,772
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	8,045,264

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	$951,456
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,385,672
Total Automobiles				62,597,266
Diversified Consumer Services — 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	3,592,000	4,310,400
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	6,388,000	6,475,835	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	343,648
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	4,009,000	4,345,556
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	3,274,763
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	605,000	620,881
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,113,396
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,511,445
McDonald’s Corp., Senior Notes	3.500%	3/1/27	9,650,000	10,143,002
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,620,987
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,881,000	1,911,566	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	18,048,000	19,005,213
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	18,308,117
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	7,511,058
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,397,969	(a)
Total Hotels, Restaurants & Leisure				102,583,436
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,943,150
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,436,063
Lennar Corp., Senior Notes	5.000%	6/15/27	820,000	865,100
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	8,460,000
Newell Brands Inc., Senior Notes	3.850%	4/1/23	3,320,000	3,370,990

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
Newell Brands Inc., Senior Notes	4.200%	4/1/26	5,000,000	$4,973,498
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,923,675
Total Household Durables				29,972,476
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	16,075,873
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	7,509,038
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	12,743,073
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	9,426,562
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	480,408
Total Internet & Direct Marketing Retail				46,234,954
Specialty Retail — 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,520,000	1,492,852
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,227,846	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	5,013,896	(a)
Total Textiles, Apparel & Luxury Goods				6,241,742
Total Consumer Discretionary				253,754,426
Consumer Staples — 2.6%
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	39,188,250
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	24,555,263
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	5,177,000	5,205,607
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	17,698,000	18,279,284
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	18,900,000	19,059,954
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	16,148,231
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	13,410,000	14,535,670
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	9,988,007
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	52,920,000	60,123,293

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	$1,840,874
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,485,316
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,983,675	(a)
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	620,000	635,895
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,857,481
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,407,010
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	3,245,000	3,208,842
Molson Coors Brewing Co., Senior Notes	4.200%	7/15/46	3,390,000	3,241,876
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,424,403
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	10,975,512	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,897,759	(a)
Total Beverages				263,042,202
Food & Staples Retailing — 0.2%
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	3,329,691	3,684,178
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	2,145,219	2,525,680
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	273,149	285,021	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	8,978,886	10,059,755
Kroger Co. (The), Senior Notes	5.150%	8/1/43	780,000	828,872
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	12,000,000	12,124,421
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	27,446,062
Total Food & Staples Retailing				56,953,989
Food Products — 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,762,314	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,765,568	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,533,523	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,056,526	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	9,684,524
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	190,000	195,127

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	2,310,000	$2,365,258
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	690,000	723,416
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	4,916,000	5,120,764
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,593,000	4,473,396
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	4,610,000	4,843,330
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	31,238	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,761,150	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,577,570	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,075,156	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,496,625	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	699,572	(a)
Total Food Products				103,165,057
Household Products — 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,723,750
Tobacco — 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	11,783,710
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,578,860
Altria Group Inc., Senior Notes	3.490%	2/14/22	5,980,000	6,152,181
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,155,853
Altria Group Inc., Senior Notes	3.800%	2/14/24	8,880,000	9,263,034
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,230,000	34,514,896
Altria Group Inc., Senior Notes	4.800%	2/14/29	26,770,000	28,822,963
Altria Group Inc., Senior Notes	5.800%	2/14/39	15,190,000	17,097,659
Altria Group Inc., Senior Notes	5.950%	2/14/49	12,010,000	13,727,354
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,650,000	5,307,306
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	15,782,506
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	40,834,984
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	23,600,000	23,557,537
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,657,418
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,217,891
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,875,933
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,328,461

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	$3,868,747
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	8,174,935
Total Tobacco				270,702,228
Total Consumer Staples				701,587,226
Energy — 4.5%
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC, Senior Notes	3.200%	8/15/21	2,487,000	2,521,091
Halliburton Co., Senior Notes	3.800%	11/15/25	13,610,000	14,281,802
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,810,104
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,298,648
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	736,361	(a)
Total Energy Equipment & Services				32,648,006
Oil, Gas & Consumable Fuels — 4.4%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,586,665
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	12,852,000	13,308,118
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,360,000	2,654,319
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	20,822,000	25,633,484
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	1,928,547
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	17,653,442
Antero Resources Corp., Senior Notes	5.375%	11/1/21	6,584,000	6,526,390
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,564,400
Apache Corp., Senior Notes	4.375%	10/15/28	2,060,000	2,154,580
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,143,669
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	15,390,183
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	5,843,423
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	16,808,713
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	5,520,000	5,623,500	(a)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	16,310,000	16,835,332

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	$4,885,293
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,521,837
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	18,229,280
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	526,575
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,699,491
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,522,826
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	22,222,533
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	3,080,000	3,353,350
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,091,000	1,104,638
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	5,075
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	7,301,000	7,447,020
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,510,000	2,224,488
Chevron Corp., Senior Notes	2.954%	5/16/26	12,640,000	13,056,270
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	17,516,000	18,015,493
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	36,733,711
Concho Resources Inc., Senior Notes	4.375%	1/15/25	6,173,000	6,417,852
Concho Resources Inc., Senior Notes	4.300%	8/15/28	14,428,000	15,548,839
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,140,912
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,049
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	56,244
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	932,454
Continental Resources Inc., Senior Notes	4.500%	4/15/23	7,040,000	7,402,842
Continental Resources Inc., Senior Notes	3.800%	6/1/24	4,270,000	4,395,040

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	4.375%	1/15/28	7,940,000	$8,363,188
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,860,670
Devon Energy Corp., Senior Notes	5.850%	12/15/25	13,826,000	16,391,820
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	11,795,011
Devon Energy Corp., Senior Notes	4.750%	5/15/42	410,000	449,799
Devon Energy Corp., Senior Notes	5.000%	6/15/45	24,090,000	27,676,875
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	4,420,000	4,657,575
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	30,548,664
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	16,930,000	18,027,431
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	3,015,000	3,299,175
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	6,950,000	7,772,045
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	1,330,000	1,578,035
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,203,345
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	539,097
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	19,083,000	20,788,659
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	6,192,129
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,969,802
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	26,179,722
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,050,000	2,276,170	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	8,731,795	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	3,151,000	3,695,053
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	2,087,000	2,858,629
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,581,500
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	13,121,779
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	16,590,000	17,796,517

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	$4,408,949
MEG Energy Corp., Secured Notes	6.500%	1/15/25	680,000	685,950	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	334,688	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	960,000	916,800	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,667,612
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,559,879
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	9,755,568
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	11,933,353
MPLX LP, Senior Notes	4.700%	4/15/48	22,620,000	23,202,080
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	10,573,543
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,323
Noble Energy Inc., Senior Notes	3.850%	1/15/28	12,560,000	12,818,709
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,695,810
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,854,733
Noble Energy Inc., Senior Notes	4.950%	8/15/47	4,490,000	4,771,728
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	4,227,000	4,227,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,860,000	1,864,650
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,251,802
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,640,495
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,381,129
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	6,094,143
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,807,705
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	12,890,000	12,749,321
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	7,630,000	7,723,463
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,125,000	3,355,125
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,649,965
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	98,426,925
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,835,660

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	$17,303,544
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	26,007,432
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,414,815
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	13,457,587
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,100,545
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	12,273,888
QEP Resources Inc., Senior Notes	6.875%	3/1/21	2,920,000	3,014,900
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,440,000	1,432,800
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	7,702,475
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,010,000	3,538,825
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,193,663
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	8,029,849	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	10,996,000	11,453,068	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,010,244
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,577,883
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,559,808
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,459,897
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	15,873,821
Shell International Finance BV, Senior Notes	4.000%	5/10/46	20,780,000	22,905,207
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	731,663
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,903,608	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,177,531

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	$3,523,163
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	3,145,000	3,345,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,626,563	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	5,300,000	5,889,307	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	35,460,000	45,304,796
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	5,450,000	5,511,313
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	4,750,000	4,838,781
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,769,887
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,095,392
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,930,036
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,501,547
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,467,858
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,322,646
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,051,840
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	282,825
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,648,800
Total Oil, Gas & Consumable Fuels				1,187,894,771
Total Energy				1,220,542,777
Financials — 11.4%
Banks — 8.3%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	4,912,000	4,916,208	(a)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,817,885	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	7/15/19	12,050,000	10,019,816	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,933,769
Banco Santander SA, Senior Notes	4.379%	4/12/28	32,000,000	34,084,707
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.724%	4/12/23	6,200,000	6,178,280	(c)

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	7,780,000	$8,407,963	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	4,090,000	4,458,857	(b)(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,871,618
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	246,156
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,811,328
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	16,936,792
Bank of America Corp., Senior Notes	5.000%	1/21/44	39,300,000	47,968,263
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	40,728,006	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	27,992,728	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,761,501	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,544,420	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	91,724,717	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	8,721,547	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	9,040,000	10,093,106	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,977,123
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,525,923

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	$3,292,530
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,831,473
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,836,738	(c)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000	4,994,867	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	11,634,950	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	42,220,000	43,230,984	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	7,020,384	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	50,455,638	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	52,040,000	55,867,206	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	16,350,000	18,739,633	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,461,789	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	10,910,000	11,248,937	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,572,266	(a)
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,488,307
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,295,837
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	6,200,000	6,248,174	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.900% to 2/15/23 then 3 mo. USD LIBOR + 4.230%)	5.900%	2/15/23	2,140,000	2,219,510	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,280,112	(b)(c)

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	28,020,000	$29,304,857	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	8,170,000	8,492,429	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,515,590
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	28,620,349
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,495,540
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	67,145,756	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,166,726	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	17,502,568	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	734,857
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	20,390,252
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	28,633,862
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,223,261
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	38,920,000	41,968,927
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,146,560
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	162,870
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,923,236
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,131,597
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,356,157
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,191,744	(a)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	5,050,000	5,469,124	(a)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	8,520,000	8,513,149
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	10,434,000	10,567,153	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	25,791,020
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	34,479,516

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	8,420,000	$10,192,380
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	11,180,000	11,312,790	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	16,980,000	17,115,840	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,753,326	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	20,171,596	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,710,000	11,261,620
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	17,967,000	18,467,461
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	21,490,000	22,150,065	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	10,440,000	10,812,865	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	24,390,000	25,589,500	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	27,028,024
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,881,178
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	19,275,000	20,150,804
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	28,460,000	29,752,385	(c)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	47,560,000	52,055,029	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,736,583
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	18,704,145
ING Bank NV, Senior Notes	2.500%	10/1/19	6,050,000	6,051,409	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,297,933	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	9,160,000	9,070,477	(a)

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	7,160,000	$7,139,365	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	36,780,000	36,907,308	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,320,000	13,492,424	(a)
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,011,313
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	4,220,000	4,236,072
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,852,099
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	9,993,026
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,083
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	31,037,525	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	37,899,416	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	20,681,014	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	7,956,410	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,361,301
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	21,409,820
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,390,212
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	24,578,131
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	2,110,000	2,118,474
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	104,389	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,052,105	(b)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	$11,003,443
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	18,830,000	20,023,283
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	215,641
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	3,000,000	3,005,666	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,068,949
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,356,274
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	14,640,000	15,197,625	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,962,650
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	12,156,007
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,257,417	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	15,990,000	16,546,586	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,421,219	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,824,416	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,724,746
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	14,035,503
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,428,077
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	25,678,955
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,957,366	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	6,130,000	6,130,541

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	750,000	$792,574	(a)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	2,130,000	2,179,691	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	11,965,000	13,952,914	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,639,471
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,287,080
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	15,006,351
UniCredit SpA, Senior Notes	6.572%	1/14/22	23,840,000	25,352,464	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	12,170,576
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/29/19	38,301,000	38,376,836	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	3,480,000	3,785,875	(b)(c)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,484,418
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,456,312
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	29,842,456
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	25,535,204
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	24,492,411	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,055,041
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,932,860
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	36,290,000	39,239,049
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,927,564
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,302,419
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	22,791,743

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	$19,078,353
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,319,552
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	25,701,483
Wells Fargo Capital X, Ltd. Gtd.	5.950%	12/15/36	5,612,000	6,622,919
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	1,525,000	1,525,613
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	12,064,419
Total Banks				2,265,074,057
Capital Markets — 2.1%
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,767,548
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,137,570	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	19,940,000	20,573,348	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	7,326,317
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	13,745,000	16,065,130
Goldman Sachs Capital II, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	7/29/19	413,000	335,158	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	26,295,794
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,077,959
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,624,818
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,913,867
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,415,200
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,679,419

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	$10,352,613
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,904,024
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	39,719,437
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	23,073,563
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	34,895,654	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,953,631	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	78,315,000	81,919,441	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	23,238,713	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	25,639,983
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	11,314,989
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	25,033,997
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,619,640	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/16/19	5,550,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.091%	8/19/65	190,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000	1,765,483
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	43,070,000	45,222,879	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	11,760,000	$13,019,857	(c)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,127,052	(a)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,650,000	43,212,373	(a)(b)(c)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000	33,520,244	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	4,880,000	5,212,421	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	29,370,000	31,681,772	(a)
Total Capital Markets				583,639,894
Consumer Finance — 0.1%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	2,847,445
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000	4,895,560
American Express Credit Corp., Senior Notes	2.375%	5/26/20	12,230,000	12,237,013
Navient Corp., Senior Notes	8.000%	3/25/20	60,000	62,250
Total Consumer Finance				20,042,268
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	2,671,682
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,238,022
Ahold Lease USA Inc. Pass-Through-Trust	8.620%	1/2/25	6,003,498	6,870,405
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	5,930,979
DAE Funding LLC, Senior Notes	5.750%	11/15/23	4,480,000	4,715,200	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000	17,091,100
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	5,171,000	5,126,602
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.340%	12/21/65	2,870,000	2,095,100	(a)(c)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		$10,131,450
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,857,648
Magnolia Finance X Ltd., 2015-3GNA A1 (3 mo. GBP LIBOR + 2.483%)	3.408%	3/12/20	43,541,344	GBP	53,636,470	(a)(c)(f)
Magnolia Finance X Ltd., 2015-3GNA A2 (3 mo. GBP LIBOR + 3.750%)	4.675%	3/12/20	14,366,433	GBP	17,697,312	(a)(c)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	9,280,000		9,821,024	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000		1,210,552	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000		3,011,052	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000		23,374,191	(a)
Total Diversified Financial Services					168,478,789
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	298,643		422,954	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.319%	2/12/23	1,284,292		1,308,373	(a)(c)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/37	446,000		457,861	(b)(c)
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000		13,055,388
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000		22,094,284
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	2,900,000		2,427,724
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000		4,102,585
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000		5,688,850
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000		11,228,195	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	$6,289,403	(b)(c)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	315,517
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	3,726,000	3,724,580	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	9,087,232	(a)
Total Insurance				80,202,946
Total Financials				3,117,437,954
Health Care — 3.1%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,750,771
Amgen Inc., Senior Notes	2.125%	5/1/20	3,318,000	3,310,360
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,555,581
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,114,256
Celgene Corp., Senior Notes	2.250%	8/15/21	10,330,000	10,299,532
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,816,917
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,311,041
Celgene Corp., Senior Notes	3.875%	8/15/25	9,750,000	10,454,844
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	4,460,235
Celgene Corp., Senior Notes	5.000%	8/15/45	15,520,000	18,444,320
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,507,886
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	423,599
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,249,945
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,648,282
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	7,024,564
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	7,660,000	8,021,986
Total Biotechnology				92,394,119
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	6,580,000	7,120,107
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,879,504
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	12,560,196
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	19,746,920
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,116,670

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — continued
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	$2,500,647
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,038,436
Medtronic Inc., Senior Notes	3.500%	3/15/25	26,870,000	28,518,441
Total Health Care Equipment & Supplies				83,480,921
Health Care Providers & Services — 1.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,627,470
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,179,703
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,378,532
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,459,364
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,285,764
Anthem Inc., Senior Notes	3.650%	12/1/27	12,660,000	13,172,097
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,277,831
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	5,440,000	5,474,776
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	7,100,000	7,152,775
Centene Corp., Senior Notes	5.625%	2/15/21	2,660,000	2,713,200
Centene Corp., Senior Notes	4.750%	5/15/22	5,032,000	5,157,800
Centene Corp., Senior Notes	6.125%	2/15/24	7,362,000	7,720,897
Centene Corp., Senior Notes	4.750%	1/15/25	3,120,000	3,228,295
Centene Corp., Senior Notes	5.375%	6/1/26	5,030,000	5,300,362	(a)
Cigna Corp., Senior Notes	3.400%	9/17/21	9,330,000	9,515,038	(a)
Cigna Corp., Senior Notes	3.750%	7/15/23	24,540,000	25,566,750	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,579,593	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	23,755,520	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,420,229
CVS Health Corp., Senior Notes	3.350%	3/9/21	8,290,000	8,407,907
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,504,574
CVS Health Corp., Senior Notes	3.700%	3/9/23	28,650,000	29,648,242
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	13,984,031
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,647,196
CVS Health Corp., Senior Notes	4.300%	3/25/28	89,790,000	94,762,403
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	13,254,437
CVS Health Corp., Senior Notes	5.050%	3/25/48	10,960,000	11,691,687
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,492,010	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	831,241	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,133,612	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	$851,333
HCA Inc., Senior Notes	5.875%	2/15/26	240,000	265,800
HCA Inc., Senior Notes	5.375%	9/1/26	498,000	537,840
HCA Inc., Senior Notes	5.625%	9/1/28	140,000	151,900
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	16,334,600
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,446,067
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	359,893
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,281,861
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,901,913
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	6,334,138
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,523,151
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,702,882
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,677,087
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,736,928
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	652,147
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	10,300,000	10,954,760
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,436,459
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,048,856
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,180,277
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,862,716
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,866,950
Total Health Care Providers & Services				447,430,894
Pharmaceuticals — 0.8%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,384,617
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,530,255
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	140,000	141,579
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	472,000	485,616
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,631,000	5,192,740	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	39,673	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	100,000	102,372	(a)

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,150,000	$5,773,408	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	160,000	166,800	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	14,750,488	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	27,420,000	28,081,667	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	19,081,532	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	9,126,859	(a)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	3,560,000	3,721,735
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,416,047
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	31,861,900
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	6,700,000	6,905,233
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,621
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	3,190,000	3,082,338
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	3,873,000	3,753,905
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	4,849,000	4,835,665
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	34,239,000	32,612,647
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	14,430,000	12,518,025
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	6,766,608
Total Pharmaceuticals				217,339,330
Total Health Care				840,645,264
Industrials — 1.6%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,227,486
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,831,458
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,772,596
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	17,223,854
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,329,423

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	$13,949,729
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,780,702
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	17,249,999
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	30,535,637
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,572,082
United Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	15,271,165
United Technologies Corp., Senior Notes	4.125%	11/16/28	11,520,000	12,666,563
United Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	4,656,976
Total Aerospace & Defense				133,067,670
Air Freight & Logistics — 0.0%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	4,080,000	4,171,800	(a)
Airlines — 0.1%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	57,442	57,621	(a)
Continental Airlines Pass-Through Trust	6.703%	6/15/21	19,016	19,952
Continental Airlines Pass-Through Trust	5.983%	4/19/22	7,804,669	8,286,607
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	6,148,797	6,774,744
Total Airlines				15,138,924
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,118,698
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,992,602
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,505,000	2,614,594
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,270,375
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	3,620,000	3,927,700
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	490,000	516,950
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,534,793

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,110,000	$2,173,300
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,449,241
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,661,585
Waste Management Inc., Senior Notes	3.200%	6/15/26	4,980,000	5,184,777
Waste Management Inc., Senior Notes	3.450%	6/15/29	5,990,000	6,319,365
Waste Management Inc., Senior Notes	4.000%	7/15/39	5,470,000	5,871,447
Waste Management Inc., Senior Notes	4.150%	7/15/49	7,460,000	8,160,303
Total Commercial Services & Supplies				66,795,730
Electrical Equipment — 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,554,281
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,537,027
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,981,889
Total Electrical Equipment				34,073,197
Industrial Conglomerates — 0.3%
General Electric Co., Senior Notes	5.500%	1/8/20	1,640,000	1,663,512
General Electric Co., Senior Notes	4.375%	9/16/20	4,836,000	4,935,699
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	427,318
General Electric Co., Senior Notes	6.750%	3/15/32	8,010,000	9,876,454
General Electric Co., Senior Notes	6.150%	8/7/37	2,100,000	2,443,624
General Electric Co., Senior Notes	5.875%	1/14/38	10,903,000	12,327,189
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	44,574,384
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	8,415,685
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,541,487
Total Industrial Conglomerates				89,205,352
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,481,505
Road & Rail — 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,337,934
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	31,166,500
Union Pacific Corp., Senior Notes	4.500%	9/10/48	23,430,000	26,697,596
Total Road & Rail				67,202,030

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 0.0%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	$3,119,655	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	3,790,000	3,766,313	(a)
Total Trading Companies & Distributors				6,885,968
Transportation Infrastructure — 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	24,030,000	26,700,910	(a)
Total Industrials				445,723,086
Information Technology — 1.6%
Communications Equipment — 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,720,000	3,255,000	(a)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,323,915
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	7,147,733
Total Communications Equipment				13,726,648
IT Services — 0.4%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	18,509,000	18,974,039	(a)
International Business Machines Corp., Senior Notes	3.000%	5/15/24	45,360,000	46,616,141
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	27,434,019
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	19,536,513
Total IT Services				112,560,712
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	9,800,000	9,584,837
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,345,778
Intel Corp., Senior Notes	3.734%	12/8/47	3,104,000	3,251,036
Total Semiconductors & Semiconductor Equipment				17,181,651
Software — 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,391,349
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,011,396
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,008,765
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,440,521
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	74,638,482
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	43,017,838
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	816,025
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	5,176,053
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	4,279,574

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	$11,808,524
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,755,083
Total Software				201,343,610
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,346,370
Apple Inc., Senior Notes	1.550%	8/4/21	5,190,000	5,141,510
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	31,948,805
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	38,660,845	(a)
Total Technology Hardware, Storage & Peripherals				87,097,530
Total Information Technology				431,910,151
Materials — 1.3%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	13,578,440	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,531,257
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,026,803
Nutrien Ltd., Senior Notes	4.875%	3/30/20	330,000	335,713
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,796,187	(a)
Total Chemicals				30,268,400
Containers & Packaging — 0.0%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	976,425	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	1,789,865	1,796,577
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,300,288	(a)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,338,877
Total Containers & Packaging				10,412,167
Metals & Mining — 1.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	7,835,000	8,314,894	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	5,150,000	$5,536,250	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	435,000	455,662	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,888,472	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,475,451	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	10,373,342	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	13,187,539	(a)
ArcelorMittal, Senior Notes	6.250%	2/25/22	3,510,000	3,809,381
ArcelorMittal, Senior Notes	6.125%	6/1/25	630,000	716,728
ArcelorMittal, Senior Notes	4.550%	3/11/26	8,835,000	9,346,405
ArcelorMittal, Senior Notes	7.000%	10/15/39	3,490,000	4,147,832
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,868,041
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	10,128,751
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	10,338,500
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,000,835
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	9,571,213
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	28,735,000	32,830,312	(a)(c)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,080,000	4,171,800
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	4,160,000	4,186,000
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,091,000	2,208,619
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	40,100
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	133,218
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	8,032,000	7,389,440

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	$2,272,545	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,010,000	2,020,959	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	21,785,905	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,329,223	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	36,668,000	38,095,759	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	18,190,000	18,384,342	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	27,290,665
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	698,686
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	7,938,331
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,589,752
Total Metals & Mining				288,524,952
Paper & Forest Products — 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	16,220,000	16,382,200
Total Materials				345,587,719
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	634,000	572,977
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	400,000	399,000
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,044,480	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	663,402	(a)
Total Real Estate				26,679,859
Utilities — 0.6%
Electric Utilities — 0.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	209,002
Duke Energy Carolinas LLC	5.300%	2/15/40	3,000,000	3,744,384
Duke Energy Ohio Inc.	3.650%	2/1/29	7,740,000	8,315,841
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	406,999
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,213,300
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,447,458
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	16,610,608
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	76,873,931

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,344,000	$11,775,527
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,336,343
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,003,228
Total Electric Utilities				154,936,621
Multi-Utilities — 0.0%
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,874,442
Total Utilities				159,811,063
Total Corporate Bonds & Notes (Cost — $7,879,852,675)				8,355,379,450
Mortgage-Backed Securities — 28.0%
FHLMC — 7.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-1/1/49	46,171,065	48,997,827
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	3,605,360	3,918,100
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43-3/1/49	342,185,737	351,686,540
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-5/1/49	537,876,202	557,600,616
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/48-4/1/49	28,834,174	29,107,729
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	8/1/19-11/1/36	20,071	22,509
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	7/1/20-11/1/35	12,703	13,824
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/23-11/1/48	43,170,721	46,057,882
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-9/1/47	44,510,976	47,075,088
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/25-6/1/49	169,318,916	176,935,010
Federal Home Loan Mortgage Corp. (FHLMC) Gold	2.500%	6/1/27	2,239,101	2,261,033
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	2,645,322	3,055,831
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	741,017	861,942
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/49	406,191,612	417,992,758
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-3/1/49	442,839,831	449,017,944
Total FHLMC				2,134,604,633

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — 12.6%
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	4	$4
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	215,955,164	231,405,202
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	24,887,220	28,224,200
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,235,841
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	22,289,445
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	10,949,071	10,984,906
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	17,720,000	19,269,267
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	4,760,000	4,967,726
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	7,300,000	7,890,446
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	516,789	559,701
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	12,138,000	13,333,664
Federal National Mortgage Association (FNMA)	3.790%	1/1/29	4,775,000	5,244,037
Federal National Mortgage Association (FNMA)	3.800%	1/1/29	3,705,000	4,079,164
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	14,898,000	16,430,604
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	4,880,000	5,374,187
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	18,650,000	20,295,459
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	11,649,761	13,714,295
Federal National Mortgage Association (FNMA)	3.300%	4/1/29	3,575,000	3,821,194
Federal National Mortgage Association (FNMA)	3.090%	5/1/29	9,820,000	10,305,537

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	7,136,051	$7,510,714
Federal National Mortgage Association (FNMA)	3.190%	5/1/29	3,595,544	3,791,474
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	17,183,000	18,183,930
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	12,130,177	12,864,790
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	2,630,000	2,798,650
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,487,018
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	3,674,218	4,326,822
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	2,347	2,765
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	3,799,000	4,032,518
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/48	96,954,159	104,475,430
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	1,094,693,032	1,126,523,923
Federal National Mortgage Association (FNMA)	3.000%	7/15/34-7/1/49	110,000,000	111,424,630	(i)
Federal National Mortgage Association (FNMA)	3.500%	7/15/34	234,100,000	241,654,601	(i)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	34,216,571	37,093,866
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-11/1/48	455,538,666	462,279,035
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	468,646,082	492,747,248
Federal National Mortgage Association (FNMA)	4.500%	7/1/49	175,800,000	183,729,890	(i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/49	48,300,000	51,063,100	(i)

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.000%	7/15/49	129,400,000	$133,749,557	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.944%)	4.409%	11/1/35	31,265	32,411	(c)
Total FNMA				3,425,197,251
GNMA — 7.6%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	27,988	30,175
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	67,930	74,376
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	2,712,237	3,101,276
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	6,983,900	7,819,586
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	10,422	10,623
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	5,910,935	6,637,055
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	37,414,223	38,309,586
Government National Mortgage Association (GNMA)	4.000%	4/15/47-4/15/48	28,515,117	30,654,039
Government National Mortgage Association (GNMA)	3.500%	6/15/48	8,367,307	8,682,175
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-1/20/49	196,068,951	205,697,897
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,659,361	1,968,754
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	4,182,043	4,762,354
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	375,154,331	392,905,190
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/47	58,689,286	60,777,298
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-1/20/49	190,181,383	198,135,820
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-3/20/48	267,468,185	273,808,205

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	7/15/49	164,600,000	$170,643,908	(i)
Government National Mortgage Association (GNMA) II	3.000%	7/20/49	80,000,000	81,759,374	(i)
Government National Mortgage Association (GNMA) II	3.500%	7/20/49-8/20/49	547,100,000	565,179,903	(i)
Government National Mortgage Association (GNMA) II	4.500%	7/20/49	23,800,000	24,811,268	(i)
Total GNMA				2,075,768,862
Total Mortgage-Backed Securities (Cost — $7,519,904,979)				7,635,570,746
U.S. Government & Agency Obligations — 14.4%
U.S. Government Agencies — 0.6%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,612,370
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	64,405,061
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	83,870,000	83,348,642
Total U.S. Government Agencies				151,366,073
U.S. Government Obligations — 13.8%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,735,054
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,164,846
U.S. Treasury Bonds	3.750%	11/15/43	409,880,000	504,656,745
U.S. Treasury Bonds	2.500%	2/15/45	266,460,000	265,518,021
U.S. Treasury Bonds	3.000%	5/15/45	484,294,000	529,715,479
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	566,496,901
U.S. Treasury Bonds	2.750%	8/15/47	379,513,000	396,161,169
U.S. Treasury Bonds	2.750%	11/15/47	206,740,000	215,833,331
U.S. Treasury Bonds	3.000%	2/15/48	19,420,000	21,278,934
U.S. Treasury Bonds	3.125%	5/15/48	150,460,000	168,864,902
U.S. Treasury Bonds	3.000%	8/15/48	108,599,000	119,123,770
U.S. Treasury Bonds	3.000%	2/15/49	18,625,000	20,459,126
U.S. Treasury Bonds	2.875%	5/15/49	229,390,000	246,128,302
U.S. Treasury Notes	2.750%	9/30/20	93,520,000	94,511,824
U.S. Treasury Notes	2.000%	12/31/21	13,510,000	13,603,145
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	43,838,880
U.S. Treasury Notes	1.875%	4/30/22	71,400,000	71,699,824
U.S. Treasury Notes	2.125%	5/15/22	1,410,000	1,426,000

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.875%	9/30/23	560,000	$585,911
U.S. Treasury Notes	1.750%	6/30/24	190,440,000	190,376,768
U.S. Treasury Notes	3.000%	9/30/25	69,500,000	74,260,478
U.S. Treasury Notes	1.875%	6/30/26	207,400,000	207,501,269
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,485
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,524,962
Total U.S. Government Obligations				3,771,471,126
Total U.S. Government & Agency Obligations (Cost — $3,650,340,702)				3,922,837,199
Collateralized Mortgage Obligations (j) — 9.7%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	5,476,641	5,174,443
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	18.982%	7/25/36	7,682,154	12,013,749	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	18.782%	8/25/36	3,064,904	4,430,209	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	5,520,058	4,652,800
Alternative Loan Trust, 2006-43CB 3A3 (-1.000 x 1 mo. USD LIBOR + 6.630%)	4.226%	2/25/37	14,859,842	4,120,905	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.583%	7/20/46	439,938	348,117	(c)
Banc of America Funding Trust, 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	2.664%	4/29/37	7,130,891	7,140,023	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	2.664%	4/29/37	25,428,000	25,069,796	(a)(c)
Banc of America Funding Trust, 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	2.594%	6/29/37	7,882,387	7,898,848	(a)(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	30,573,280	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	4.785%	7/15/37	16,390,000	16,482,063	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,564,841	13,290,490	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	3,178,448	3,210,049

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.33% x 1 mo. USD LIBOR + 33.583%)	23.165%	7/25/36	3,060,921	$5,103,128	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	2.574%	3/25/37	19,084,338	17,857,402	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	9.031%	7/15/20	93,060,000	94,037,242	(a)(c)
BMO Capital Markets II, 3945 A30	3.000%	7/1/49	14,000,000	14,131,250	(e)(k)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	2.604%	10/25/36	392,323	380,271	(a)(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	3.324%	11/15/36	17,095,000	17,130,168	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,961,437
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,734,925	(c)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	2.644%	11/25/36	1,504,916	1,515,509	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.978%	8/25/35	62,778	55,004	(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	587,459	615,795
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.490%	2/10/48	3,070,000	3,150,343	(c)
Commercial Mortgage Trust, 2013- CR12 AM	4.300%	10/10/46	1,723,000	1,836,105
Commercial Mortgage Trust, 2013- CR12 B	4.762%	10/10/46	1,470,000	1,537,288	(c)
Commercial Mortgage Trust, 2013- CR12 C	5.254%	10/10/46	730,000	764,925	(c)
Commercial Mortgage Trust, 2014- CR19 B	4.703%	8/10/47	8,410,000	9,132,879	(c)
Commercial Mortgage Trust, 2014- CR21 C	4.580%	12/10/47	11,948,000	12,567,515	(c)
Commercial Mortgage Trust, 2015- DC1 B	4.035%	2/10/48	7,160,000	7,431,224	(c)

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.701%	6/15/38	1,518,342	$859,903	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,899,773	4,009,521
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,694,670	3,574,946	(c)
Credit Suisse Mortgage Trust, 2014- USA A2	3.953%	9/15/37	12,520,000	13,303,872	(a)
Credit Suisse Mortgage Trust, 2014- USA E	4.373%	9/15/37	1,970,000	1,860,485	(a)
Credit Suisse Mortgage Trust, 2015-2R 7A1	4.399%	8/27/36	17,226,761	17,480,956	(a)(c)
Credit Suisse Mortgage Trust, 2017- CHOP G (1 mo. USD LIBOR + 5.620%)	8.014%	7/15/32	23,400,000	23,127,133	(a)(c)
CSMC Trust, 2014-USA D	4.373%	9/15/37	10,950,000	10,834,770	(a)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	3.050%	10/27/36	48,456,954	27,887,370	(a)(c)
CSMC Trust, 2015-GLPA A	3.881%	11/15/37	4,004,378	4,331,984	(a)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	22,076,690	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	204,692,003	205,283,727	(a)(c)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.626%	8/15/20	27,975,000	28,010,248	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	1.202%	4/25/20	59,740,935	302,564	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K015 X1, IO	1.730%	7/25/21	19,326,250	523,600	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.638%	10/25/21	7,329,371	217,704	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	28,490,000	30,959,177

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.852%	4/25/29	41,779,322	$2,536,502	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	7,552,552	8,663,949
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	11,855,233	13,005,013
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	3.896%	11/15/36	1,309,509	215,015	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.036%	2/15/37	7,119,460	1,224,282	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	3.636%	9/15/37	1,919,847	279,232	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	811,498	4,771
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	3.836%	1/15/40	2,886,097	450,200	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	5,183,602	5,544,945
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	16,829,328	17,600,959
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.556%	10/15/41	8,573,208	1,322,799	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.096%	12/15/41	5,439,360	1,131,707	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.656%	8/15/39	3,273,138	523,872	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.606%	8/15/42	1,817,832	318,681	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	4,605,695	570,045
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	3,445,912	299,132

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.806%	5/15/39	3,099,619	$265,841	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.856%	9/15/42	3,264,394	490,747	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	3,630,400	295,981
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	2,595,466	278,460
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.753%	4/15/41	7,006,326	393,074	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	47,514,118	48,208,128
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	35,980,530	36,508,591
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	50,677,768	51,463,820
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	885,659	78,032
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.817%	2/15/38	1,309,095	91,905
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	8/15/44	10,683,210	2,163,943	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.606%	12/15/46	23,635,928	3,913,871	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	4.204%	7/25/30	55,580,000	55,353,411	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	5.404%	7/25/24	68,581,371	71,968,989	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	6.954%	2/25/25	4,600,324	4,844,054	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.404%	7/25/25	26,089,023	28,572,014	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M1 (1 mo. USD LIBOR + 0.950%)	3.354%	10/25/29	21,761,032	$21,825,349	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	6.654%	1/25/31	19,130,000	20,244,564	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	65,930,000	71,620,629	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	12,170,000	13,248,688
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	22,830,000	24,147,359
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	25,350,000	27,158,943
Federal National Mortgage Association (FNMA) ACES, 2019-M10 A2	3.300%	12/1/37	3,180,000	3,372,630
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.625%	10/25/35	2,912,213	280,751	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.767%	4/25/36	1,817,978	141,161
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.676%	7/25/36	3,826,641	436,876	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	2.537%	12/25/36	4,765,937	465,123	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	2.656%	12/25/36	5,670,643	547,798	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.076%	4/25/40	2,290,833	443,067	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	18,489,638	19,242,000
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	1,081,187	1,221,247
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	4.296%	10/25/26	1,153,214	109,102	(c)

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	1,378,064	$1,489,182
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000% x 1 mo. USD LIBOR + 6.500%)	4.096%	4/25/42	2,953,808	513,381	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	4,383,532	4,840,535
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	6,549,961	7,833,496
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.246%	2/25/41	1,310,327	126,795	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	434,189	392,734
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.246%	3/25/42	4,921,995	705,230	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	259,802	234,997
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.196%	7/25/42	687,247	127,338	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	1,516,202	109,369
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	2,244,663	173,691
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	12/25/42	4,103,488	739,450	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	12/25/42	3,077,079	608,740	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.746%	12/25/42	10,546,622	$1,848,041	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	5,845,192	6,820,256
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	16,464,661	18,447,608
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.746%	3/25/42	5,354,348	721,210	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	8,237,584	1,197,825
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	4,665,278	303,727
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	8,067,156	1,127,420
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	6/25/43	7,917,591	1,642,729	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.546%	12/25/43	16,194,076	2,973,621	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.835%	8/25/44	6,764,190	387,878	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.604%	8/25/55	13,516,601	736,026	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	8/25/45	3,563,359	798,381	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.596%	11/25/45	20,730,511	4,290,432	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.696%	9/25/46	22,297,765	3,578,091	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.696%	9/25/46	10,143,018	1,549,480	(c)

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.696%	10/25/57	42,092,480	$7,759,635	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.796%	11/25/47	14,039,396	2,244,037	(c)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,209,861	245,506
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	546,280	91,087
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	291,949	52,776	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	245,587	43,636	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	341,470	55,478
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,498,087	330,082
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	4,640,819	320,395
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	5,595,523	910,049
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	3,825,233	627,880
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	233,264	16,700
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,640,487	303,194
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	632,720	131,024
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	2.734%	6/25/37	10,414,245	5,588,927	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	82,632,492	83,609,373	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	184,329,206	887,435	(a)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	2.564%	4/15/35	3,368,904	3,307,440	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	34,897,000	$8,459,623	(c)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. LIBOR + 6.990%)	4.607%	4/20/36	713,502	96,822	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. LIBOR + 6.580%)	4.197%	8/20/37	2,736,354	455,121	(c)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.117%	3/20/39	380,920	12,787	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.097%	4/20/40	522,803	86,927	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	6,919,556	7,276,684
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.267%	1/20/40	287,952	23,207	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	15,685,161	16,311,919
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	27,867,162	31,443,578
Government National Mortgage Association (GNMA), 2010-118 IO	0.086%	4/16/53	2,171,399	4,866	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.428%	5/20/60	593,419	600,303	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.817%	8/20/58	1,512,267	1,508,674	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.847%	12/20/60	341,473	340,638	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.867%	12/20/60	7,030,043	7,018,840	(c)

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	256,258	$20,822
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.917%	2/20/61	2,086,617	2,085,590	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.947%	3/20/61	7,170,651	7,172,627	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.967%	3/20/61	6,449,065	6,453,736	(c)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.667%	3/20/42	1,889,989	359,350	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	4,587,511	252,997
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	1,899,084	137,605
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	8/16/42	3,526,583	589,465	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.790%	1/16/54	72,957,269	3,800,957	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.112%	11/20/42	2,378,711	99,440	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. LIBOR + 5.600%)	3.217%	8/20/44	724,060	101,039	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	5,466,864	438,837
Government National Mortgage Association (GNMA), 2014-176 IA, IO, PAC	4.000%	11/20/44	937,780	143,103

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.767%	2/20/46	27,018,139	$4,688,963	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,828,956	1,118,511
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	10/16/46	7,794,737	1,683,245	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.793%	7/16/58	26,811,685	1,836,646	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.233%	7/20/67	37,289,177	5,052,124	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.579%	9/20/67	29,916,907	2,954,561	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.002%	10/20/67	15,112,461	1,716,927	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.253%	11/20/67	4,571,721	532,615	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	10,558,131	10,697,339
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.767%	2/20/68	20,095,542	20,005,813	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.767%	5/20/68	34,520,573	34,358,416	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.767%	5/20/68	16,488,598	16,395,767	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	2.767%	7/20/68	10,568,116	10,504,485	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	3.250%	10/20/68	7,273,782	7,215,897	(c)

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	3.044%	10/25/45	2,465,553	$2,511,033	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	2.964%	11/25/45	15,897,726	11,268,245	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	2.634%	4/25/36	802,549	1,045,919	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.694%	9/15/31	139,880,000	138,236,270	(a)(c)
GS Mortgage Securities Trust, 2013- GC16 B	5.161%	11/10/46	4,302,000	4,727,786	(c)
GS Mortgage Securities Trust, 2015- GC30 B	4.148%	5/10/50	16,340,000	17,158,900	(c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	5,490,000	5,781,046
GSR Mortgage Loan Trust, 2005- AR7 1A1	4.576%	11/25/35	828,715	671,299	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	2.870%	6/19/35	4,204,118	4,236,308	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.945%	6/19/45	2,369,785	1,553,964	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	5.004%	2/25/36	812,113	536,812	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	2.570%	11/19/46	209,520	180,269	(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.924%	11/25/35	3,400,947	3,159,087	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.904%	5/25/37	7,942,349	8,022,109	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.127%	8/25/35	174,118	145,739	(c)
IndyMac INDX Mortgage Loan Trust, 2006-AR2 1A1B (1 mo. USD LIBOR + 0.210%)	2.614%	4/25/46	5,606,390	5,289,172	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	2.326%	12/26/36	18,386,177	$11,821,705	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.054%	1/15/47	1,602,000	1,737,843	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,278,781
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.411%	7/15/48	19,921,000	21,151,703	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.771%	8/15/48	10,543,000	11,410,624	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	665,628
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.278%	4/17/45	5,123,628	2,254,397	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	15,431,165	11,186,205	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.583%	2/15/51	1,249,868	1,198,318	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	9,464,062	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.144%	5/15/28	17,273,394	17,183,942	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	103,812,986	105,706,120	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	41,174,972	41,772,898	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	141,714,162	143,664,460	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	2.690%	9/27/36	9,723,286	9,529,587	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	2.568%	9/27/36	14,035,595	10,748,748	(a)(c)
Lehman Mortgage Trust, 2006-7 3A4 (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.746%	11/25/36	7,998,959	2,632,379	(c)

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Lone Star Portfolio Trust, 2015- LSMZ M (1 mo. USD LIBOR + 7.218%)	9.612%	9/15/20	6,067,451	$6,040,402	(a)(c)
Lone Star Portfolio Trust, 2015-LSP E (1 mo. USD LIBOR + 5.600%)	8.244%	9/15/28	38,778,969	39,273,536	(a)(c)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.400%)	9.544%	9/15/28	13,844,281	13,926,235	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	4.738%	7/25/34	310,870	299,721	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.614%	4/25/46	180,498	166,779	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,637,476	1,572,495	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.754%	5/25/35	2,414,004	1,761,599	(a)(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,344,959	2,425,632	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	5,001,411	3,277,930	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	789,772	517,617	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	2,004,749	873,669	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	357,225	360,047
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.415%	7/25/34	18,706	18,644	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.682%	7/25/35	1,212,277	1,139,619	(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.251%	4/26/47	14,659,762	14,539,735	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	2.780%	4/16/36	53,728,232	47,326,277	(a)(c)
Multifamily Trust, 2016-1 B	14.743%	4/25/46	4,454,290	4,512,490	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005- AP2 A5	5.476%	5/25/35	78,046	$58,537
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	2.950%	2/26/46	10,003,605	9,058,987	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.746%	6/25/36	13,279,678	2,574,349	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	31,004,778	25,624,252	(a)
RALI Series Trust, 2007-QS4 3A9	6.000%	3/25/37	2,619,699	2,468,123
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	547,927	391,654
RAMP Series Trust, 2005-SL1 A7	8.000%	5/25/32	274,564	220,835
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	2.854%	1/25/37	8,556,958	5,264,093	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	4.328%	3/25/36	9,626,839	8,839,375	(a)(c)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	3.297%	7/25/36	15,544,180	1,862,581	(a)(c)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	7,160	5,856	(h)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	2.804%	5/25/34	12,165	11,822	(c)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.344%	6/15/33	31,270,000	31,261,423	(a)(c)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	11,160,000	11,337,875	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	4.489%	7/25/34	1,079	1,105	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.584%	7/25/46	141,001	132,435	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	3.130%	10/19/33	91,292	88,615	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	3.004%	10/25/27	15,759	15,725	(c)

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	2.754%	4/25/36	18,500,606	$5,187,265	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,742,220
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,311,118
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	13,275,176	11,572,634	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	4.347%	9/25/33	9,215	9,659	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	2.884%	11/25/45	33,434,964	24,820,917	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	10,393,811	10,700,309	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.056%	3/25/37	14,677,320	1,441,686	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	2.834%	6/25/37	5,628,260	4,638,482	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.421%	7/15/46	450,000	467,268	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,856,892
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.378%	11/15/50	32,036,183	2,574,553	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,395,881
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A2 (1 year Treasury Constant Maturity Rate + 2.490%)	4.904%	11/25/34	26,233	27,380	(c)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR2 1A1	4.949%	3/25/36	35,775,112	36,752,713	(c)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.518%	6/15/45	178,561	5,500	(a)(c)
WFRBS Commercial Mortgage Trust, 2013-C14 D	4.110%	6/15/46	3,030,000	2,883,771	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (j) — continued
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000		$289,606	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.211%	3/15/47	45,796,169		1,684,397	(c)
Total Collateralized Mortgage Obligations (Cost — $2,667,422,915)					2,656,521,945
Sovereign Bonds — 6.9%
Argentina — 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	63.705%	6/21/20	67,940,000	ARS	1,563,411	(c)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	626,050,000	ARS	10,116,208
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,430,000		4,781,115
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	50,540,000		42,706,805
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	11,600,000		9,825,200
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,390,000		1,060,744
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	3,600,000		2,794,086
Argentine Republic Government International Bond, Senior Notes	3.750%	12/31/38	22,200,000		13,042,722
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	5,450,000		4,334,112
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	32,960,000		24,514,330
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		7,745,702	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		1,302,016	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		5,897,854	(a)
Total Argentina					129,684,305
Brazil — 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	497,723,000	BRL	136,868,931
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	270,145,000	BRL	77,294,264
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	34,396,000	BRL	10,228,694

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		$4,459,692
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,375,830
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		27,898,532
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	34,140,000		33,854,419
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	50,990,000		54,476,441
Total Brazil					364,456,803
China — 0.2%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	17,084,190	(l)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,696,976	(l)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	40,058,294	(l)
Total China					65,839,460
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		22,787,713
Ecuador — 0.0%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	14,140,000		14,034,091	(a)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		15,915,904	(a)
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	310,000		317,641	(l)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		530,384	(l)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		25,424,726	(l)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		380,087	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,372,913	(l)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		10,779,386	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		$3,026,556
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000		5,351,092	(l)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000		25,211,004	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		4,073,936	(l)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		27,673,041	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,223,117	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		29,864,616
Total Indonesia					145,228,499
Kenya — 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		8,299,385	(l)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	8,110,000		8,426,144	(a)
Total Kenya					16,725,529
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	24,270,000		25,875,703	(a)
Mexico — 2.0%
Mexican Bonos, Bonds	6.500%	6/9/22	2,253,009,800	MXN	114,467,864
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	18,890,448
Mexican Bonos, Bonds	8.000%	11/7/47	4,039,060,000	MXN	214,148,515
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	20,003,060
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,668,886,200	MXN	138,027,737
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	11,650,000		11,577,304
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		29,405,885
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		10,063,142
Total Mexico					556,583,955

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		$8,160,341	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		9,397,435	(a)
Total Nigeria					17,557,776
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,296,973
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,180,000		19,568,542
Total Peru					22,865,515
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000		37,600,361
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		24,772,161	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	50,690,000		58,222,281	(a)
Total Qatar					82,994,442
Russia — 1.3%
Russian Federal Bond — OFZ	7.000%	1/25/23	1,326,230,000	RUB	20,865,872
Russian Federal Bond — OFZ	7.000%	8/16/23	3,299,070,000	RUB	51,783,967
Russian Federal Bond — OFZ	7.750%	9/16/26	256,110,000	RUB	4,163,533
Russian Federal Bond — OFZ	8.150%	2/3/27	2,696,040,000	RUB	44,883,158
Russian Federal Bond — OFZ	7.050%	1/19/28	6,370,818,000	RUB	99,457,751
Russian Federal Bond — OFZ	6.900%	5/23/29	2,745,190,000	RUB	42,282,731
Russian Federal Bond — OFZ	7.650%	4/10/30	5,213,630,000	RUB	84,591,299
Total Russia					348,028,311
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,167,119	(a)
Uruguay — 0.0%
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1
Total Sovereign Bonds (Cost — $1,995,687,602)					1,893,345,487

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — 3.5%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	20,030,000	$20,290,406	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	34,800,000	35,911,721	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.252%	9/25/34	1,553,069	1,518,374	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.849%	12/27/39	6,616,033	6,794,813	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.930%	10/25/37	47,370,000	48,155,972	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	4.180%	10/25/37	108,930,000	101,297,754	(a)(c)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	36,638,237	37,964,394	(a)
Conseco Finance Corp., 201999-3 A9	6.530%	2/1/31	13,834,564	13,488,647	(c)
ContiMortgage Home Equity Loan Trust, 201997-4 B1F	7.330%	10/15/28	51,193	164,786	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	3.024%	9/25/33	400,434	396,105	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.744%	12/25/36	58,934	38,892	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.534%	7/15/36	41,870	40,393	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.544%	11/15/36	515,987	455,708	(c)
Countrywide Home Equity Loan Trust, 2007-B A (1 mo. USD LIBOR + 0.150%)	2.544%	2/15/37	6,551,029	6,350,887	(c)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.534%	1/15/37	5,125,553	4,944,601	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	49,520,000	53,220,684

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	2.904%	10/25/34	3,209,555	$3,171,224	(a)(c)
Goal Capital Funding Trust, 2005-2 A4 (3 mo. USD LIBOR + 0.200%)	2.721%	8/25/44	37,050,000	36,156,550	(c)
Green Tree Home Improvement Loan Trust, 201996-A B2	7.400%	2/15/26	2,628	2,738
Greenpoint Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	1,400,000	1,409,220	(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.804%	10/25/46	6,581,744	6,383,074	(a)(c)
Hertz Vehicle Financing II LP, 2015-1A C	4.350%	3/25/21	14,481,000	14,548,739	(a)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	10,439,778	(a)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	25,266,359	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	2.544%	12/25/36	92,432,462	78,598,742	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	2.564%	10/25/36	3,800,197	1,664,912	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	3.424%	10/25/33	297,243	298,506	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	8.791%	2/26/29	18,137,842	19,792,993	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	35,104,632	35,848,327
Origen Manufactured Housing Contract Trust, 2006-A A2	4.335%	10/15/37	11,796,662	11,355,219	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.946%	4/15/37	15,882,437	15,264,226	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	4.204%	7/25/35	3,361,744	3,404,575	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	2.754%	10/25/36	17,250,000	$16,491,100	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.529%	8/25/33	1,449,222	1,437,956	(c)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	5,421,262	5,414,816	(a)(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	3.024%	3/25/34	5,795,112	5,828,442	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	14,324,560	10,360,598
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.904%	10/25/32	1,412,418	1,361,253	(a)(c)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	2.864%	4/25/36	283,065	280,061	(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	9,569,288	10,208,861
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	16,950,000	17,689,269
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A1 (1 mo. USD LIBOR + 0.050%)	2.454%	10/25/36	29,063,622	12,560,280	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A2 (1 mo. USD LIBOR + 0.160%)	2.564%	10/25/36	79,218,958	34,839,214	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A3 (1 mo. USD LIBOR + 0.220%)	2.624%	10/25/36	40,157,144	17,826,861	(c)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	1,707,337	1,693,082	(a)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	49,162,273	(a)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	6,232,822	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.624%	2/25/36	1,100,959	54,013	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	2.554%	3/25/37	27,754,072	22,419,237	(c)

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Trust, 2005-SC1, 1A2	7.083%	5/25/31	5,863,822	$5,289,816	(a)(c)
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. USD LIBOR + 1.000%)	3.404%	5/25/58	58,776,025	59,468,877	(a)(c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	10,540,000	10,823,294
Upgrade Pass-Through Trust, 2018-3 A	15.498%	6/15/24	10,381,205	10,410,314	(a)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	5,956,856	5,938,432	(a)(c)
Upgrade Pass-Through Trust I, 2018-2 A	16.537%	5/15/24	8,808,288	8,828,564	(a)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	11,034,533	11,065,474	(a)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	9,872,801	9,936,086	(a)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	11,029,058	11,059,984	(a)
Total Asset-Backed Securities (Cost — $925,706,203)				941,320,298

			Face Amount†
Senior Loans — 3.2%
Communication Services — 0.5%
Diversified Telecommunication Services — 0.2%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.652%	2/22/24	30,782,000	30,567,173	(c)(m)(n)
Unitymedia Finance LLC, First Lien Term Loan D (1 mo. USD LIBOR + 2.250%)	4.644%	1/15/26	210,000	209,646	(c)(m)(n)
UnityMedia Hessen GmbH & Co. KG, Term Loan Senior Facility B (1 mo. USD LIBOR + 2.250%)	4.644%	9/30/25	4,305,296	4,297,762	(c)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	13,330,528	13,299,054	(c)(m)(n)
Total Diversified Telecommunication Services				48,373,635

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.3%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	11/18/24	4,518,443	$4,524,091	(c)(m)(n)
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	13,192,769	13,190,936	(c)(m)(n)
iHeartCommunications Inc., Term Loan	—	5/4/26	15,830,000	15,869,575	(o)
Nexstar Broadcasting Inc., Term Loan B4	—	7/15/26	16,750,000	16,711,609	(o)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.082%	1/31/26	11,935,782	11,607,548	(c)(m)(n)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/15/24	15,253,267	14,549,161	(c)(m)(n)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	9,651,651	9,649,594	(c)(m)(n)(o)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.894%	4/15/25	8,238,250	8,084,351	(c)(m)(n)
Total Media				94,186,865
Wireless Telecommunication Services — 0.0%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.938%	2/2/24	3,403,915	3,420,935	(c)(e)(f)(m)(n)
Total Communication Services				145,981,435
Consumer Discretionary — 0.8%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Term Loan B	4.660-4.840%	4/6/24	3,302,961	3,238,141	(c)(m)(n)
Panther BF Aggregator 2 LP, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	4/30/26	24,490,000	24,318,570	(c)(m)(n)
Total Auto Components				27,556,711
Commercial Services & Supplies — 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.160%	12/6/25	3,731,250	3,763,805	(c)(f)(m)(n)

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	5/2/22	26,638,135	$26,492,823	(c)(m)(n)(o)
Hotels, Restaurants & Leisure — 0.5%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.652%	2/16/24	7,225,241	7,185,726	(c)(m)(n)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	7/31/24	14,955,098	14,915,378	(c)(m)(n)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	14,934,742	14,911,339	(c)(m)(n)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	4.622%	9/15/23	2,283,442	2,275,164	(c)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.152%	12/23/24	19,932,579	19,590,875	(c)(m)(n)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	4.402%	11/30/23	5,732,475	5,727,551	(c)(m)(n)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.144-5.152%	10/4/23	4,324,930	4,294,859	(c)(m)(n)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.154%	6/22/26	11,876,278	11,898,546	(c)(m)(n)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.402%	5/15/26	12,900,000	12,932,250	(c)(m)(n)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	5.152-5.231%	8/14/24	27,660,516	27,280,184	(c)(m)(n)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.910%	6/8/23	11,426,135	11,386,852	(c)(m)(n)
Total Hotels, Restaurants & Leisure				132,398,724
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan	6.439-6.440%	7/1/22	11,724,383	8,470,867	(c)(m)(n)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.152-5.190%	11/8/23	2,902,551	2,684,860	(c)(m)(n)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.902-4.904%	1/30/23	6,063,441	$5,873,958	(c)(m)(n)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.910%	8/19/22	10,180,128	10,133,472	(c)(m)(n)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	6.670%	3/11/22	1,926,164	1,873,676	(c)(m)(n)
Total Specialty Retail				29,036,833
Total Consumer Discretionary				219,248,896
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Albertson’s LLC, 2017 Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.402%	6/22/23	12,502,211	12,509,162	(c)(m)(n)
Albertson’s LLC, 2018 Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.402%	11/17/25	4,881,321	4,864,325	(c)(m)(n)
Total Food & Staples Retailing				17,373,487
Food Products — 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.404%	5/24/24	5,359,179	5,341,472	(c)(m)(n)
Total Consumer Staples				22,714,959
Financials — 0.4%
Capital Markets — 0.1%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.887%	6/7/24	4,970,000	4,982,425	(c)(m)(n)
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.644%	7/21/25	11,096,533	11,087,866	(c)(m)(n)(o)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	12/2/24	11,047,721	11,050,019	(c)(m)(n)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.902%	7/3/24	1,164,847	1,165,029	(c)(m)(n)
LPL Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.654%	9/23/24	2,841,691	2,839,025	(c)(m)(n)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.402%	3/27/23	5,629,039	5,641,102	(c)(m)(n)
Total Capital Markets				36,765,466

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 0.2%
Citadel Securities LP, Term Loan B	—	2/27/26	2,064,825	$2,069,987	(o)
Citadel Securities LP, Term Loan B	—	2/27/26	2,064,825	2,062,244	(e)(f)(o)
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	4.402%	12/27/22	755,386	755,741	(c)(m)(n)
Guggenheim Partners Investment Management Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.152%	7/21/23	2,971,348	2,978,776	(c)(m)(n)
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	6.154%	11/27/23	8,148,754	8,069,809	(c)(m)(n)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	8/25/22	14,423,668	14,363,565	(c)(m)(n)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	7/10/25	1,035,895	1,037,190	(c)(m)(n)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.160%	2/1/23	4,709,474	4,615,284	(c)(m)(n)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.660%	4/29/26	16,233,167	16,240,407	(c)(m)(n)
Total Diversified Financial Services				52,193,003
Insurance — 0.1%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	5.402%	8/4/22	19,184,796	19,163,213	(c)(m)(n)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.402%	11/3/24	13,050,787	13,038,546	(c)(m)(n)
Total Insurance				32,201,759
Total Financials				121,160,228
Health Care — 0.7%
Health Care Providers & Services — 0.4%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.644%	4/28/22	7,480,487	7,065,051	(c)(m)(n)
HCA Inc., Term Loan B10 (3 mo. USD LIBOR + 2.000%)	4.330%	3/13/25	7,199,782	7,214,282	(c)(m)(n)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.902%	8/18/22	6,243,956	6,213,854	(c)(m)(n)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.904-6.930%	11/16/25	30,088,102	29,990,315	(c)(m)(n)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	29,477,273	$28,255,205	(c)(m)(n)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.921%	3/5/26	18,388,182	18,323,051	(c)(m)(n)
Total Health Care Providers & Services				97,061,758
Health Care Technology — 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.045%	2/11/26	24,578,400	24,570,731	(c)(m)(n)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/1/24	30,414,206	30,217,791	(c)(m)(n)
Total Health Care Technology				54,788,522
Pharmaceuticals — 0.1%
Akorn Inc., Term Loan (1 mo. USD LIBOR + 7.000% PIK)	9.438%	4/16/21	1,605	1,513	(c)(m)(n)(p)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.412%	6/2/25	15,325,981	15,335,559	(c)(m)(n)
Beta Sub LLC, Term Loan	—	5/22/26	11,760,000	11,745,300	(f)(o)
Total Pharmaceuticals				27,082,372
Total Health Care				178,932,652
Industrials — 0.2%
Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.133%	1/15/25	17,834,950	17,828,761	(c)(m)(n)
Commercial Services & Supplies — 0.0%
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.902%	11/8/23	1,269,176	1,272,349	(c)(m)(n)
Electrical Equipment — 0.0%
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	8/1/25	2,035,915	2,037,188	(c)(m)(n)
Professional Services — 0.1%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.402%	4/10/23	11,220,645	11,219,646	(c)(m)(n)

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 0.0%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.938%	8/15/25	9,474,300	$9,480,221	(c)(m)(n)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.080%	10/6/23	1,433,333	1,433,931	(c)(m)(n)
Total Trading Companies & Distributors				10,914,152
Transportation Infrastructure — 0.0%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	4.080%	10/31/22	5,333,140	5,335,999	(c)(m)(n)
Total Industrials				48,608,095
Information Technology — 0.3%
IT Services — 0.1%
First Data Corp., 2022 New Dollar Term Loan D (1 mo. USD LIBOR + 2.000%)	4.404%	7/8/22	2,420,265	2,420,267	(c)(m)(n)
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.404%	4/26/24	7,887,149	7,887,157	(c)(m)(n)
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.152%	9/30/24	8,218,773	8,214,918	(c)(m)(n)(o)
Total IT Services				18,522,342
Semiconductors & Semiconductor Equipment — 0.0%
Micron Technology Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.160%	4/26/22	1,964,936	1,961,252	(c)(m)(n)
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.152%	3/31/23	5,488,465	5,424,816	(c)(m)(n)
Total Semiconductors & Semiconductor Equipment				7,386,068
Software — 0.2%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.410%	9/7/23	7,559,256	7,528,391	(c)(m)(n)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.402%	10/31/24	32,519,662	32,458,688	(c)(m)(n)(o)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	4.902%	6/21/24	349,861	$343,738	(c)(m)(n)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.902%	6/21/24	2,362,694	2,321,347	(c)(m)(n)
Total Software				42,652,164
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., New Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.152%	4/29/23	15,118,952	14,820,353	(c)(m)(n)
Total Information Technology				83,380,927
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.412%	10/3/22	5,321,845	5,292,420	(c)(m)(n)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/6/23	22,598,548	22,461,149	(c)(m)(n)
Total Materials				27,753,569
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.402%	3/21/25	17,147,081	17,072,063	(c)(m)(n)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.404%	12/20/24	2,068,182	2,048,577	(c)(m)(n)
Total Equity Real Estate Investment Trusts (REITs)				19,120,640
Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.652%	4/18/24	8,824,563	8,805,652	(c)(m)(n)
Total Real Estate				27,926,292
Total Senior Loans (Cost — $883,927,993)				875,707,053
U.S. Treasury Inflation Protected Securities — 1.9%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	12,095,236	15,491,747
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	19,160,991	24,706,993
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	75,490,245	75,861,050

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Treasury Inflation Protected Securities — continued
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	67,828,871		$77,057,076
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	65,832,250		69,056,892
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,747,586		3,822,727
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	231,545,400		245,143,999
Total U.S. Treasury Inflation Protected Securities (Cost — $484,221,393)					511,140,484
Non-U.S. Treasury Inflation Protected Securities — 0.3%
Japan — 0.3%
Japanese Government CPI Linked Bond, Senior Notes (Cost — $94,119,469)	0.100%	3/10/26	9,453,014,450	JPY	91,038,547

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%
Australian Dollar Futures, Call @ $69.00	8/9/19	266	266,000	428,260
Canadian Dollar, Call @ $75.00	7/5/19	429	429,000	669,240
Euro Currency, Call @ $1.13	7/5/19	288	36,000,000	712,800
Euro Currency, Call @ $1.13	7/5/19	690	86,250,000	1,293,750
Euro Currency, Call @ $1.14	7/5/19	349	43,625,000	287,925
U.S. Treasury 2-Year Notes Futures, Put @ $105.50	7/26/19	20,009	40,018,000	0	(g)
U.S. Treasury 5-Year Notes Futures, Put @ $111.75	7/26/19	6,205	6,205,000	0	(g)
U.S. Treasury 5-Year Notes Futures, Put @ $113.25	7/26/19	39,412	39,412,000	307,926
U.S. Treasury 5-Year Notes Futures, Put @ $114.25	7/26/19	3,105	3,105,000	24,259
U.S. Treasury 5-Year Notes Futures, Put @ $114.50	7/26/19	3,105	3,105,000	24,259
U.S. Treasury 5-Year Notes Futures, Put @ $113.75	8/23/19	70	70,000	1,641
U.S. Treasury 10-Year Notes Futures, Call @ $133.00	7/26/19	23,000	23,000,000	359,375
U.S. Treasury 10-Year Notes Futures, Call @ $127.75	7/26/19	782	782,000	586,500

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $128.00		7/26/19	399	399,000	$243,141
U.S. Treasury 10-Year Notes Futures, Put @ $128.00		7/26/19	195	195,000	124,922
U.S. Treasury Long-Term Bonds Futures, Call @ $155.50		7/26/19	97	97,000	122,766
U.S. Treasury Long-Term Bonds Futures, Put @ $137.00		7/26/19	374	374,000	0	(g)
U.S. Treasury Long-Term Bonds Futures, Put @ $155.50		7/26/19	196	196,000	229,688
Total Exchange-Traded Purchased Options					5,416,452

	Counterparty
OTC Purchased Options — 0.1%
U.S. Dollar/Brazilian Real, Put @ 4.05 BRL	Goldman Sachs Group Inc.	8/22/19	379,260,000	379,260,000	21,215,120
U.S. Dollar/Chinese Offshore Yuan, Call @ 6.94 CNH	BNP Paribas SA	8/30/19	130,870,000	130,870,000	765,205
U.S. Dollar/Euro, Call @ $1.14	Citibank N.A.	11/4/19	539,176,464	539,176,464	5,367,241
U.S. Dollar/Euro, Put @ $1.12	Barclays Bank PLC	7/24/19	162,450,000	162,450,000	2,085,096
U.S. Dollar/Euro, Put @ $1.13	BNP Paribas SA	7/24/19	335,560,000	335,560,000	4,307,017
Total OTC Purchased Options					33,739,679
Total Purchased Options (Cost — $32,891,045)					39,156,131

		Rate		Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Banks — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)		8.303%		431,316	11,270,287	(c)
Diversified Financial Services — 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)		8.953%		63,425	1,749,896	(c)
Total Preferred Stocks (Cost — $12,150,259)					13,020,183
Total Investments before Short-Term Investments (Cost — $26,146,225,235)					26,935,037,523

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 5.9%
Commercial Paper — 2.3%
BNG Bank NV	2.720%	7/16/19	162,120,000	$161,929,428	(q)(r)
Standard Chartered Bank	2.634%	7/24/19	251,460,000	251,030,491	(q)(r)
Toronto-Dominion Bank	2.668%	7/25/19	211,000,000	210,619,884	(q)(r)
Total Commercial Paper (Cost — $623,642,073)				623,579,803
Certificates of Deposit — 0.5%
Sumitomo Mitsui Trust NY (Cost — $135,300,000)	2.540%	7/29/19	135,300,000	135,320,703

			Shares
Money Market Funds — 3.1%
Western Asset Government Cash Management Portfolio LLC (Cost — $847,657,870)	2.320%		847,657,870	847,657,870	(s)
Total Short-Term Investments (Cost — $1,606,599,943)				1,606,558,376
Total Investments — 104.7% (Cost — $27,752,825,178)				28,541,595,899
Liabilities in Excess of Other Assets — (4.7)%				(1,283,106,601)
Total Net Assets — 100.0%				$27,258,489,298

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	81

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on these securities is currently in default as of June 30, 2019.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of June 30, 2019.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2019, the Fund held TBA securities with a total cost of $1,558,643,008.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of June 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(p)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(q)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(r)	Rate shown represents yield-to-maturity.

(s)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $847,657,870 and the cost was $847,657,870 (Note 8).

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

CPI	— Consumer Price Index

GBP	— British Pound

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PAC	— Planned Amortization Class

PIK	— Payment-In-Kind

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Canadian Dollar, Call	7/5/19	$75.50		918	918,000	$(991,440)
Canadian Dollar, Call	9/6/19	76.00		132	132,000	(137,280)
Euro Futures, Call	8/9/19	1.15		269	33,625,000	(221,925)
Euro-Bund Futures, Call	8/23/19	172.50	EUR	302	30,200,000	(429,255)
Euro-Bund Futures, Put	8/23/19	170.00	EUR	740	74,000,000	(244,022)
Euro-Bund Futures, Put	8/23/19	170.50	EUR	741	74,100,000	(320,185)
U.S. Dollar/Euro, Call	7/5/19	70.00		132	132,000	(71,280)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.00		1,107	1,107,000	(536,203)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.25		1,214	1,214,000	(445,766)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.50		1,211	1,211,000	(321,672)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.75		1,423	1,423,000	(266,812)
U.S. Treasury 5-Year Notes Futures, Call	8/23/19	119.00		1,012	1,012,000	(260,907)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.00		2,417	2,417,000	(151,063)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.25		3,031	3,031,000	(284,156)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.50		1,207	1,207,000	(179,165)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	83

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	$117.75	605	605,000	$(137,071)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	116.00	1,609	1,609,000	(87,993)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	117.25	3,213	3,213,000	(652,641)
U.S. Treasury 10-Year Notes Futures, Call	7/5/19	128.25	196	196,000	(52,063)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	127.50	49	49,000	(43,641)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	128.50	292	292,000	(118,625)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	128.75	586	586,000	(192,281)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	129.00	2,340	2,340,000	(621,562)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	129.50	345	345,000	(53,906)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	126.00	969	969,000	(2,119,687)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.00	776	776,000	(1,103,375)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.50	778	778,000	(875,250)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	129.00	1,409	1,409,000	(682,484)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	131.00	974	974,000	(152,187)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	125.00	391	391,000	(12,219)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	126.00	1,461	1,461,000	(114,141)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	126.50	1,263	1,263,000	(177,609)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	127.00	1,660	1,660,000	(415,000)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	127.25	391	391,000	(128,297)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	127.50	69	69,000	(29,109)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	123.50	829	829,000	(51,813)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	124.00	146	146,000	(9,125)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.00	1,121	1,121,000	(122,609)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.50	436	436,000	(61,313)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	126.00	1,362	1,362,000	(297,937)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	126.50	10,457	10,457,000	(3,267,812)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	127.00	10,378	10,378,000	(4,702,531)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	127.50	585	585,000	(383,906)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	154.00	583	583,000	(1,257,094)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	155.00	193	193,000	(295,531)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	156.00	1,259	1,259,000	(1,298,344)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	158.00	197	197,000	(80,031)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/19	153.00	291	291,000	(968,484)

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Call		8/23/19	$156.00		586	586,000	$(924,781)
U.S. Treasury Long-Term Bonds Futures, Put		7/26/19	150.00		197	197,000	(15,391)
U.S. Treasury Long-Term Bonds Futures, Put		7/26/19	152.00		391	391,000	(73,313)
U.S. Treasury Long-Term Bonds Futures, Put		7/26/19	153.00		390	390,000	(127,969)
U.S. Treasury Long-Term Bonds Futures, Put		7/26/19	154.00		490	490,000	(275,625)
U.S. Treasury Long-Term Bonds Futures, Put		7/26/19	155.00		292	292,000	(273,750)
U.S. Treasury Long-Term Bonds Futures, Put		8/23/19	151.00		295	295,000	(106,016)
U.S. Treasury Long-Term Bonds Futures, Put		8/23/19	153.00		292	292,000	(214,437)
Total Exchange-Traded Written Options (Premiums received — $30,559,165)							$(27,438,084)
OTC Written Options
	Counterparty
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	8/22/19	3.88	BRL	758,520,000	758,520,000	$(17,861,982)
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	8/28/19	3.95	BRL	370,790,000	370,790,000	(13,711,380)
U.S. Dollar/Chinese Offshore Yuan, Call	BNP Paribas SA	8/30/19	7.13	CNH	261,740,000	261,740,000	(487,613)
Total OTC Written Options (Premiums received — $13,668,156)							$(32,060,975)
Total Written Options (Premiums received — $44,227,321)							$(59,499,059)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

BRL	— Brazilian Real

CNH	— Chinese Offshore Yuan

EUR	— Euro

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	14,173	12/19	$3,449,689,039	$3,475,573,925	$25,884,886

See Notes to Financial Statements.

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Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy-continued
90-Day Eurodollar	402	3/20	$98,184,199	$98,781,450	$597,251
90-Day Eurodollar	8,888	6/20	2,164,573,811	2,186,003,600	21,429,789
90-Day Eurodollar	3,783	3/21	922,748,234	931,280,025	8,531,791
Australian Dollar	2,734	9/19	190,690,475	192,364,240	1,673,765
British Pound	3,914	9/19	312,564,572	311,872,412	(692,160)
Canadian Dollar	5,647	9/19	425,952,523	432,306,085	6,353,562
Euro	5,979	9/19	852,578,835	855,482,794	2,903,959
Euro-Bobl	240	9/19	36,536,715	36,689,214	152,499
Euro-BTP	4,245	9/19	622,704,028	648,264,690	25,560,662
Japanese Yen	1,890	9/19	219,344,771	220,444,875	1,100,104
Mexican Peso	10,397	9/19	264,417,160	267,514,810	3,097,650
Russian Ruble	3,999	9/19	154,495,698	156,560,850	2,065,152
Swiss Franc	344	9/19	43,712,510	44,384,600	672,090
U.S. Treasury 2-Year Notes	17,871	9/19	3,823,579,385	3,845,476,195	21,896,810
U.S. Treasury 5-Year Notes	60,829	9/19	7,090,700,233	7,187,326,531	96,626,298
U.S. Treasury Ultra Long-Term Bonds	17,335	9/19	2,961,741,521	3,078,045,938	116,304,417
					334,158,525
Contracts to Sell:
30-Day Federal Funds	4,317	7/19	1,756,341,962	1,756,350,060	(8,098)
30-Day Federal Funds	1,943	8/19	792,741,077	793,090,796	(349,719)
30-Day Federal Funds	5,376	1/20	2,193,341,781	2,203,104,234	(9,762,453)
90-Day Eurodollar	967	7/19	236,181,669	236,358,975	(177,306)
90-Day Eurodollar	7,388	6/21	1,810,477,598	1,818,186,800	(7,709,202)
Australian 10-Year Bonds	295	9/19	29,529,413	29,750,624	(221,211)
Euro-Bund	19,385	9/19	3,767,542,978	3,807,653,148	(40,110,170)
Euro-Buxl	653	9/19	146,102,040	150,658,586	(4,556,546)
Euro-Oat	122	9/19	22,524,102	22,871,789	(347,687)
Japanese 10-Year Bonds	316	9/19	449,838,772	450,926,123	(1,087,351)
United Kingdom Long Gilt Bonds	1,452	9/19	238,176,120	240,268,952	(2,092,832)
U.S. Treasury 10-Year Notes	21,272	9/19	2,682,929,015	2,722,151,250	(39,222,235)

See Notes to Financial Statements.

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	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell-continued
U.S. Treasury Long- Term Bonds	1,526	9/19	$234,207,239	$237,436,062	$(3,228,823)
U.S. Treasury Ultra 10-Year Notes	5,437	9/19	738,195,094	750,985,625	(12,790,531)
					(121,664,164)
Net unrealized appreciation on open futures contracts					$212,494,361

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	274,859,400	USD	71,170,223	Citibank N.A.	7/5/19	$363,038
USD	69,379,155	BRL	274,859,400	Citibank N.A.	7/5/19	(2,154,105)
BRL	890,205,000	USD	225,648,272	Barclays Bank PLC	7/17/19	5,764,057
CAD	826,621,234	USD	622,390,135	Barclays Bank PLC	7/17/19	9,127,553
CNH	657,980,221	USD	95,557,492	Barclays Bank PLC	7/17/19	208,771
CNY	1,574,197,056	USD	229,124,089	Barclays Bank PLC	7/17/19	82,677
EUR	22,000,000	USD	24,998,732	Barclays Bank PLC	7/17/19	58,115
INR	17,338,937,000	USD	245,900,513	Barclays Bank PLC	7/17/19	4,678,297
JPY	500,000,000	USD	4,567,113	Barclays Bank PLC	7/17/19	77,544
RUB	4,395,900,000	USD	66,139,067	Barclays Bank PLC	7/17/19	3,182,871
USD	126,377,514	BRL	483,741,529	Barclays Bank PLC	7/17/19	626,980
USD	234,126,605	CNY	1,574,197,056	Barclays Bank PLC	7/17/19	4,919,839
USD	6,757,643	EUR	6,000,000	Barclays Bank PLC	7/17/19	(76,043)
USD	7,833,049	EUR	7,000,000	Barclays Bank PLC	7/17/19	(139,584)
USD	933,683,061	EUR	823,021,630	Barclays Bank PLC	7/17/19	(3,695,446)
USD	76,515,410	GBP	58,203,000	Barclays Bank PLC	7/17/19	2,527,606
USD	396,408,801	IDR	5,623,851,660,000	Barclays Bank PLC	7/17/19	(816,848)
USD	249,711,058	INR	17,338,937,000	Barclays Bank PLC	7/17/19	(867,753)
USD	1,382,656	JPY	150,000,000	Barclays Bank PLC	7/17/19	(10,741)
USD	64,455,688	PHP	3,362,459,850	Barclays Bank PLC	7/17/19	(1,124,021)
USD	14,652,586	EUR	13,000,000	BNP Paribas SA	7/17/19	(153,733)
USD	1,855,942	JPY	200,000,000	BNP Paribas SA	7/17/19	(1,921)
BRL	7,120,000	USD	1,824,518	Citibank N.A.	7/17/19	26,354
BRL	552,892,950	USD	141,680,235	Citibank N.A.	7/17/19	2,046,486
BRL	1,438,233,750	USD	368,664,449	Citibank N.A.	7/17/19	5,210,134
EUR	8,000,000	USD	9,042,696	Citibank N.A.	7/17/19	68,885
EUR	8,000,000	USD	8,993,320	Citibank N.A.	7/17/19	118,261

See Notes to Financial Statements.

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Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	23,000,000	USD	26,059,046	Citibank N.A.	7/17/19	$136,749
IDR	5,623,851,660,000	USD	389,140,026	Citibank N.A.	7/17/19	8,085,623
MXN	1,756,911,856	USD	91,850,264	Citibank N.A.	7/17/19	(605,167)
MXN	1,960,182,392	USD	100,524,752	Citibank N.A.	7/17/19	1,277,187
RUB	3,606,474,774	USD	54,639,335	Citibank N.A.	7/17/19	2,233,619
USD	85,438	AUD	122,750	Citibank N.A.	7/17/19	(797)
USD	113,666,073	AUD	159,496,521	Citibank N.A.	7/17/19	1,614,517
USD	71,105,782	BRL	274,859,400	Citibank N.A.	7/17/19	(345,012)
USD	3,152,758	COP	9,970,598,300	Citibank N.A.	7/17/19	54,363
USD	11,180,650	EUR	10,000,000	Citibank N.A.	7/17/19	(208,826)
USD	11,222,548	EUR	10,000,000	Citibank N.A.	7/17/19	(166,928)
USD	13,531,124	EUR	12,000,000	Citibank N.A.	7/17/19	(136,247)
USD	14,602,978	EUR	13,000,000	Citibank N.A.	7/17/19	(203,341)
USD	19,177,714	EUR	17,000,000	Citibank N.A.	7/17/19	(184,396)
USD	20,379,863	EUR	18,000,000	Citibank N.A.	7/17/19	(121,194)
USD	2,798,476	JPY	300,000,000	Citibank N.A.	7/17/19	11,682
USD	4,131,701	JPY	450,000,000	Citibank N.A.	7/17/19	(48,489)
USD	302,519,043	JPY	33,482,807,688	Citibank N.A.	7/17/19	(8,513,239)
USD	18,452,965	MXN	351,047,362	Citibank N.A.	7/17/19	221,344
USD	115,073,425	MXN	2,189,410,000	Citibank N.A.	7/17/19	1,366,566
USD	137,061,026	MXN	2,660,998,700	Citibank N.A.	7/17/19	(1,137,760)
USD	78,589,355	PHP	4,109,673,150	Deutsche Bank AG	7/17/19	(1,563,622)
BRL	459,000,000	USD	114,463,840	Goldman Sachs Group Inc.	7/17/19	4,855,035
EUR	32,077,000	USD	36,072,832	Goldman Sachs Group Inc.	7/17/19	461,190
USD	42,397,113	CHF	43,000,000	Goldman Sachs Group Inc.	7/17/19	(1,732,056)
USD	7,940,940	EUR	7,000,000	Goldman Sachs Group Inc.	7/17/19	(31,693)
USD	12,304,220	RUB	777,817,404	Goldman Sachs Group Inc.	7/17/19	38,288
USD	16,313,349	RUB	1,029,951,440	Goldman Sachs Group Inc.	7/17/19	71,344
USD	26,160,438	RUB	1,655,340,967	Goldman Sachs Group Inc.	7/17/19	56,240
USD	55,769,132	RUB	3,601,905,150	Goldman Sachs Group Inc.	7/17/19	(1,031,761)
ZAR	728,620,000	USD	50,864,235	Goldman Sachs Group Inc.	7/17/19	741,059

See Notes to Financial Statements.

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Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	283,500,000	USD	72,652,256	JPMorgan Chase & Co.	7/17/19	$1,044,697
PHP	7,476,042,000	USD	145,845,533	JPMorgan Chase & Co.	7/17/19	(36,607)
TWD	52,474,000	USD	1,706,361	JPMorgan Chase & Co.	7/17/19	(14,928)
USD	208,591	AUD	300,000	JPMorgan Chase & Co.	7/17/19	(2,169)
USD	97,640,562	CNH	657,980,221	JPMorgan Chase & Co.	7/17/19	1,874,299
USD	1,390,658	JPY	150,000,000	JPMorgan Chase & Co.	7/17/19	(2,739)
USD	1,849,041	JPY	200,000,000	JPMorgan Chase & Co.	7/17/19	(8,822)
USD	73,326	PHP	3,909,000	JPMorgan Chase & Co.	7/17/19	(2,913)
USD	73,365,366	RUB	4,632,215,826	JPMorgan Chase & Co.	7/17/19	316,803
USD	1,695,444	TWD	52,474,000	JPMorgan Chase & Co.	7/17/19	4,011
USD	84,789,562	EUR	75,400,000	Barclays Bank PLC	7/26/19	(1,153,233)
USD	169,548,942	EUR	150,340,000	BNP Paribas SA	7/26/19	(1,812,329)
USD	57,246,505	PHP	2,988,840,000	Barclays Bank PLC	8/15/19	(970,548)
USD	8,428,000	BRL	34,091,260	Goldman Sachs Group Inc.	8/26/19	(400,675)
BRL	562,000,700	USD	138,680,000	Citibank N.A.	8/30/19	6,805,822
CNH	134,164,509	USD	19,346,000	BNP Paribas SA	9/3/19	174,448
USD	19,349,348	CNH	134,164,509	Citibank N.A.	9/3/19	(171,100)
ARS	1,109,880,000	USD	22,574,596	JPMorgan Chase & Co.	9/23/19	385,604
IDR	5,623,851,660,000	USD	391,605,853	Barclays Bank PLC	10/17/19	1,565,494
INR	17,338,937,000	USD	246,694,700	Barclays Bank PLC	10/17/19	1,008,969
USD	95,490,925	CNH	657,980,221	Barclays Bank PLC	10/17/19	(190,008)
USD	228,485,573	CNY	1,574,197,056	Barclays Bank PLC	10/17/19	(705,472)
TWD	52,474,000	USD	1,702,099	JPMorgan Chase & Co.	10/17/19	(2,410)
USD	145,165,864	PHP	7,476,042,000	JPMorgan Chase & Co.	10/17/19	3,872
Total						$42,951,617

See Notes to Financial Statements.

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Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

Abbreviations used in this table:

ARS	— Argentine Peso

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

PHP	— Philippine Peso

RUB	— Russian Ruble

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2019[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/ 23)	$21,430,000	3/20/24	0.405%	1.000% quarterly	$579,173	$(216,398)	$795,571

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
195,170,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(336,399)
404,740,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(1,479,427)
483,220,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(44,346)	(1,652,722)

See Notes to Financial Statements.

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CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
17,816,530,000	MXN	4/5/21	28-Day MXN TIIE - Banxico every 28 days	7.351% every 28 days	$(94,816)	$(3,784,182)
839,220,000		6/15/21	Daily U.S. Federal Funds Intraday Effective Rate annually	1.800% annually	86,716	4,568,469
248,962,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	120,857	(2,875,145)
1,218,648,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(437,018)	(9,020,595)
11,722,600,000	MXN	4/6/22	28-Day MXN TIIE - Banxico every 28 days	7.330% every 28 days	(193,354)	(175,348)
1,440,395,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	312,748	8,662,812
914,310,000		6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(294,009)	3,062,387
1,467,402,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	99,020	(8,426,225)
297,600,000		12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	2,790,083	(10,731,902)
1,737,224,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(27,769,833)	(45,946,115)
267,999,000		4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	429,894	(1,126,073)
894,704,000		4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	1,099,165	(112,836)
434,265,000		2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	243,323	52,603,226
335,439,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(14,508)	(73,096,667)
266,992,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	1,140,355	(35,713,805)
322,196,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	251,183	(49,940,769)
338,283,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(1,462,688)	(34,231,245)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	91

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	$1	$(8,053,837)
25,980,000	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(28,595)	(6,135,822)
Total					$(23,765,822)	$(223,942,220)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	1,838,341,000	BRL	1/2/20	BRL-CDI **	8.410	% **	—	$13,748,135
Citibank N.A.	374,400,000	BRL	1/2/20	BRL-CDI **	8.410	% **	$30,628	2,772,286
Citibank N.A.	637,200,000	BRL	1/2/20	BRL-CDI **	8.410	% **	195,758	4,787,986
Citibank N.A.	359,599,996	BRL	1/2/20	BRL-CDI **	8.410	% **	68,722	2,732,739
Citibank N.A.	241,219,004	BRL	1/2/20	BRL-CDI **	8.410	% **	88,295	1,790,920
Total							$383,403	$25,832,066

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY.32 Index	$149,915,000	6/20/24	5.000% quarterly	$11,383,046	$7,327,790	$4,055,256
Markit CDX.NA.IG.23 Index	193,240,000	12/20/19	1.000% quarterly	94,687	658,007	(563,320)
Markit CDX.NA.IG.25 Index	138,520,000	12/20/20	1.000% quarterly	1,159,551	1,331,548	(171,997)
Markit CDX.NA.IG.32 Index	2,931,479,876	6/20/24	1.000% quarterly	63,311,171	44,540,903	18,770,268
Markit CDX.NA.IG.32 Index	106,010,000	6/20/29	1.000% quarterly	(215,518)	(1,170,121)	954,603
Total	$3,519,164,876			$75,732,937	$52,688,127	$23,044,810

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Western Asset Core Plus Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	93

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $26,905,167,308)	$27,693,938,029
Investments in affiliated securities, at value (Cost — $847,657,870)	847,657,870
Cash	27,143,079
Foreign currency, at value (Cost — $192,769,139)	192,740,240
Deposits with brokers for centrally cleared swap contracts	285,961,728
Interest receivable	185,482,806
Deposits with brokers for open futures contracts and exchange-traded options	121,135,065
Receivable for securities sold	112,415,730
Foreign currency collateral for open futures contracts and exchange traded options, at value (Cost — $96,195,365)	97,666,370
Unrealized appreciation on forward foreign currency contracts	73,496,293
Receivable for Fund shares sold	58,145,389
OTC swaps, at value (premiums paid — $167,005)	26,794,642
Principal paydown receivable	9,500,097
Deposits with brokers for OTC derivatives	1,490,000
Receivable for open OTC swap contracts	6,548
Prepaid expenses	316,103
Total Assets	29,733,889,989

Liabilities:
Payable for securities purchased	2,182,400,453
Payable to broker — variation margin on centrally cleared swap contracts	141,214,219
Written options, at value (premiums received — $44,227,321)	59,499,059
Payable for Fund shares repurchased	34,679,046
Unrealized depreciation on forward foreign currency contracts	30,544,676
Distributions payable	10,917,333
Investment management fee payable	7,894,541
Payable to broker — variation margin on open futures contracts	3,652,172
Service and/or distribution fees payable	602,007
Directors’ fees payable	130,726
Accrued expenses	3,866,459
Total Liabilities	2,475,400,691
Total Net Assets	$27,258,489,298

Net Assets:
Par value (Note 7)	$2,289,506
Paid-in capital in excess of par value	26,758,853,364
Total distributable earnings (loss)	497,346,428
Total Net Assets	$27,258,489,298

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Net Assets:
Class A	$1,170,977,178
Class C	$215,730,843
Class C1	$7,298,980
Class FI	$381,956,696
Class R	$268,685,329
Class I	$17,686,830,481
Class IS	$7,527,009,791

Shares Outstanding:
Class A	98,439,186
Class C	18,110,302
Class C1	613,379
Class FI	32,080,635
Class R	22,600,387
Class I	1,485,357,357
Class IS	632,304,452

Net Asset Value:
Class A (and redemption price)	$11.90
Class C*	$11.91
Class C1*	$11.90
Class FI (and redemption price)	$11.91
Class R (and redemption price)	$11.89
Class I (and redemption price)	$11.91
Class IS (and redemption price)	$11.90
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.43

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	95

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Dividends	$13,761,288
Interest from unaffiliated investments	485,130,264
Interest from affiliated investments	10,759,326
Total Investment Income	509,650,878

Expenses:
Investment management fee (Note 2)	49,846,108
Transfer agent fees (Note 5)	9,720,008
Service and/or distribution fees (Notes 2 and 5)	3,488,537
Directors’ fees	389,707
Legal fees	385,103
Registration fees	324,962
Fund accounting fees	208,341
Insurance	126,348
Commitment fees (Note 9)	83,843
Shareholder reports	81,218
Interest expense	79,787
Custody fees	78,205
Audit and tax fees	45,077
Miscellaneous expenses	145,902
Total Expenses	65,003,146
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,481,764)
Net Expenses	59,521,382
Net Investment Income	450,129,496

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(10,769,477)
Futures contracts	(35,119,051)
Written options	71,134,342
Swap contracts	43,543,060
Forward foreign currency contracts	29,959,384
Foreign currency transactions	4,774,672
Net Realized Gain	103,522,930
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,350,890,645
Futures contracts	126,510,496
Written options	(4,105,973)
Swap contracts	(103,597,202)

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Forward foreign currency contracts	71,451,408
Foreign currencies	(1,100,899)
Change in Net Unrealized Appreciation (Depreciation)	1,440,048,475
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,543,571,405
Increase in Net Assets From Operations	$1,993,700,901

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	97

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$450,129,496	$818,661,501
Net realized gain (loss)	103,522,930	(303,534,347)
Change in net unrealized appreciation (depreciation)	1,440,048,475	(862,659,326)
Increase (Decrease) in Net Assets From Operations	1,993,700,901	(347,532,172)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(458,719,683)	(923,585,439)
Decrease in Net Assets From Distributions to Shareholders	(458,719,683)	(923,585,439)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,758,013,021	9,782,620,710
Reinvestment of distributions	395,788,459	799,750,505
Cost of shares repurchased	(2,966,445,858)	(7,870,220,490)
Increase in Net Assets From Fund Share Transactions	2,187,355,622	2,712,150,725
Increase in Net Assets	3,722,336,840	1,441,033,114

Net Assets:
Beginning of period	23,536,152,458	22,095,119,344
End of period	$27,258,489,298	$23,536,152,458

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.19	$11.83	$11.42	$11.42	$11.63	$11.19

Income (loss) from operations:
Net investment income	0.19	0.36	0.31	0.33	0.30	0.35
Net realized and unrealized gain (loss)	0.71	(0.60)	0.44	0.18	(0.20)	0.46
Total income (loss) from operations	0.90	(0.24)	0.75	0.51	0.10	0.81

Less distributions from:
Net investment income	(0.19)	(0.35)	(0.32)	(0.40)	(0.31)	(0.37)
Net realized gains	—	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.19)	(0.40)	(0.34)	(0.51)	(0.31)	(0.37)

Net asset value, end of period	$11.90	$11.19	$11.83	$11.42	$11.42	$11.63
Total return[3]	8.03%	(1.86)%	6.57%	4.42%	0.76%	7.36%

Net assets, end of period (millions)	$1,171	$1,032	$992	$825	$492	$277

Ratios to average net assets:
Gross expenses	0.83%[4]	0.84%	0.85%[5]	0.82%	0.89%	0.78%
Net expenses[6]	0.82 [4,7]	0.82 [7]	0.82 [5,7]	0.81 [7]	0.89	0.78
Net investment income	3.29 [4]	3.16	2.66	2.85	2.58	2.99

Portfolio turnover rate[8]	89%	105%	94%	97%	93%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to May 1, 2016, the expense limitation was 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 132% for the six months ended June 30, 2019 and 274%, 264%, 201%, 244% and 229% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	99

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.21	$11.84	$11.43	$11.44	$11.65	$11.20

Income (loss) from operations:
Net investment income	0.15	0.28	0.23	0.25	0.23	0.26
Net realized and unrealized gain (loss)	0.70	(0.58)	0.43	0.16	(0.20)	0.47
Total income (loss) from operations	0.85	(0.30)	0.66	0.41	0.03	0.73

Less distributions from:
Net investment income	(0.15)	(0.28)	(0.23)	(0.31)	(0.24)	(0.28)
Net realized gains	—	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.15)	(0.33)	(0.25)	(0.42)	(0.24)	(0.28)

Net asset value, end of period	$11.91	$11.21	$11.84	$11.43	$11.44	$11.65
Total return[3]	7.65%	(2.53)%	5.82%	3.59%	0.22%	6.53%

Net assets, end of period (millions)	$216	$199	$219	$186	$121	$53

Ratios to average net assets:
Gross expenses	1.52%[4]	1.52%	1.52%	1.52%	1.52%	1.53%[5]
Net expenses[6]	1.52 [4]	1.52 [7]	1.52 [7]	1.52	1.52	1.53 [5,7]
Net investment income	2.59 [4]	2.45	1.95	2.13	1.99	2.26

Portfolio turnover rate[8]	89%	105%	94%	97%	93%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 132% for the six months ended June 30, 2019 and 274%, 264%, 201%, 244% and 229% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.20	$11.83	$11.42	$11.43	$11.63	$11.18

Income (loss) from operations:
Net investment income	0.16	0.31	0.27	0.29	0.27	0.31
Net realized and unrealized gain (loss)	0.71	(0.58)	0.43	0.16	(0.20)	0.45
Total income (loss) from operations	0.87	(0.27)	0.70	0.45	0.07	0.76

Less distributions from:
Net investment income	(0.17)	(0.31)	(0.27)	(0.35)	(0.27)	(0.31)
Net realized gains	—	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.17)	(0.36)	(0.29)	(0.46)	(0.27)	(0.31)

Net asset value, end of period	$11.90	$11.20	$11.83	$11.42	$11.43	$11.63
Total return[3]	7.81%	(2.22)%	6.16%	3.92%	0.63%	6.89%

Net assets, end of period (000s)	$7,299	$14,202	$22,192	$25,069	$27,662	$30,785

Ratios to average net assets:
Gross expenses	1.23%[4]	1.19%	1.21%	1.21%	1.20%	1.24%
Net expenses[5]	1.23 [4]	1.19 [6]	1.21 [6]	1.21	1.20	1.24
Net investment income	2.86 [4]	2.75	2.27	2.46	2.29	2.65

Portfolio turnover rate[7]	89%	105%	94%	97%	93%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 132% for the six months ended June 30, 2019 and 274%, 264%, 201%, 244% and 229% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	101

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.20	$11.84	$11.43	$11.44	$11.64	$11.19

Income (loss) from operations:
Net investment income	0.19	0.36	0.31	0.34	0.31	0.36
Net realized and unrealized gain (loss)	0.71	(0.60)	0.44	0.15	(0.19)	0.45
Total income (loss) from operations	0.90	(0.24)	0.75	0.49	0.12	0.81

Less distributions from:
Net investment income	(0.19)	(0.35)	(0.32)	(0.39)	(0.32)	(0.36)
Net realized gains	—	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.19)	(0.40)	(0.34)	(0.50)	(0.32)	(0.36)

Net asset value, end of period	$11.91	$11.20	$11.84	$11.43	$11.44	$11.64
Total return[3]	8.01%	(1.87)%	6.65%	4.21%	0.99%	7.35%

Net assets, end of period (millions)	$382	$359	$444	$406	$1,542	$1,853

Ratios to average net assets:
Gross expenses	0.83%[4]	0.83%	0.83%	0.83%	0.84%	0.81%
Net expenses[5]	0.83 [4,6]	0.83 [6]	0.83 [6]	0.83	0.84	0.80 [6]
Net investment income	3.27 [4]	3.13	2.65	2.88	2.64	3.12

Portfolio turnover rate[7]	89%	105%	94%	97%	93%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.78%. These expense limitations did not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 132% for the six months ended June 30, 2019 and 274%, 264%, 201%, 244% and 229% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.19	$11.82	$11.41	$11.41	$11.62	$11.18

Income (loss) from operations:
Net investment income	0.17	0.32	0.28	0.29	0.28	0.31
Net realized and unrealized gain (loss)	0.71	(0.58)	0.43	0.18	(0.21)	0.45
Total income (loss) from operations	0.88	(0.26)	0.71	0.47	0.07	0.76

Less distributions from:
Net investment income	(0.18)	(0.32)	(0.28)	(0.36)	(0.28)	(0.32)
Net realized gains	—	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.18)	(0.37)	(0.30)	(0.47)	(0.28)	(0.32)

Net asset value, end of period	$11.89	$11.19	$11.82	$11.41	$11.41	$11.62
Total return[3]	7.87%	(2.16)%	6.25%	4.11%	0.62%	6.89%

Net assets, end of period (millions)	$269	$245	$215	$130	$53	$11

Ratios to average net assets:
Gross expenses	1.11%[4]	1.12%	1.13%	1.12%	1.14%[5]	1.27%[5]
Net expenses[6]	1.11 [4]	1.12	1.13 [7]	1.12	1.14 [5]	1.15 [5,7]
Net investment income	2.99 [4]	2.87	2.35	2.53	2.42	2.71

Portfolio turnover rate[8]	89%	105%	94%	97%	93%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 132% for the six months ended June 30, 2019 and 274%, 264%, 201%, 244% and 229% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	103

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.20	$11.84	$11.43	$11.43	$11.64	$11.19

Income (loss) from operations:
Net investment income	0.21	0.40	0.35	0.38	0.35	0.39
Net realized and unrealized gain (loss)	0.71	(0.59)	0.44	0.17	(0.20)	0.46
Total income (loss) from operations	0.92	(0.19)	0.79	0.55	0.15	0.85

Less distributions from:
Net investment income	(0.21)	(0.40)	(0.36)	(0.44)	(0.36)	(0.40)
Net realized gains	—	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.21)	(0.45)	(0.38)	(0.55)	(0.36)	(0.40)

Net asset value, end of period	$11.91	$11.20	$11.84	$11.43	$11.43	$11.64
Total return[3]	8.22%	(1.49)%	6.96%	4.79%	1.29%	7.68%

Net assets, end of period (millions)	$17,687	$15,351	$14,721	$12,191	$9,649	$7,499

Ratios to average net assets:
Gross expenses	0.52%[4]	0.52%	0.52%	0.52%	0.52%	0.49%
Net expenses[5,6]	0.45 [4]	0.45	0.45	0.45	0.45	0.49
Net investment income	3.65 [4]	3.53	3.03	3.21	3.05	3.39

Portfolio turnover rate[7]	89%	105%	94%	97%	93%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 132% for the six months ended June 30, 2019 and 274%, 264%, 201%, 244% and 229% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

104	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.20	$11.83	$11.42	$11.43	$11.64	$11.19

Income (loss) from operations:
Net investment income	0.21	0.40	0.36	0.38	0.36	0.40
Net realized and unrealized gain (loss)	0.71	(0.58)	0.43	0.16	(0.21)	0.46
Total income (loss) from operations	0.92	(0.18)	0.79	0.54	0.15	0.86

Less distributions from:
Net investment income	(0.22)	(0.40)	(0.36)	(0.44)	(0.36)	(0.41)
Net realized gains	—	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.22)	(0.45)	(0.38)	(0.55)	(0.36)	(0.41)

Net asset value, end of period	$11.90	$11.20	$11.83	$11.42	$11.43	$11.64
Total return[3]	8.24%	(1.47)%	6.99%	4.73%	1.32%	7.75%

Net assets, end of period (millions)	$7,527	$6,336	$5,482	$3,955	$3,330	$3,170

Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%	0.43%	0.42%	0.42%[5]	0.43%
Net expenses[6]	0.42 [4]	0.42	0.43	0.42	0.42 [5]	0.43 [7]
Net investment income	3.69 [4]	3.57	3.05	3.24	3.07	3.45

Portfolio turnover rate[8]	89%	105%	94%	97%	93%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 132% for the six months ended June 30, 2019 and 274%, 264%, 201%, 244% and 229% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

106	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$3,046,104,172	$71,333,782	$3,117,437,954
Other corporate bonds & notes	—	5,237,941,496	—	5,237,941,496
Mortgage-backed securities	—	7,635,570,746	—	7,635,570,746
U.S. government & agency obligations	—	3,922,837,199	—	3,922,837,199
Collateralized mortgage obligations	—	2,656,521,945	—	2,656,521,945
Sovereign bonds	—	1,893,345,487	—	1,893,345,487
Asset-backed securities	—	941,320,298	—	941,320,298
Senior loans:
Communication services	—	142,560,500	3,420,935	145,981,435
Consumer discretionary	—	215,485,091	3,763,805	219,248,896
Financials	—	119,097,984	2,062,244	121,160,228
Health care	—	167,187,352	11,745,300	178,932,652
Other senior loans	—	210,383,842	—	210,383,842
U.S. treasury inflation protected securities	—	511,140,484	—	511,140,484
Non-U.S. treasury inflation protected securities	—	91,038,547	—	91,038,547
Purchased options:
Exchange-traded purchased options	$5,416,452	—	—	5,416,452
OTC purchased options	—	33,739,679	—	33,739,679
Preferred stocks	13,020,183	—	—	13,020,183
Total long-term investments	18,436,635	26,824,274,822	92,326,066	26,935,037,523
Short-term investments†:
Commercial paper	—	623,579,803	—	623,579,803
Certificates of deposit	—	135,320,703	—	135,320,703
Money market funds	—	847,657,870	—	847,657,870
Total short-term investments	—	1,606,558,376	—	1,606,558,376
Total investments	$18,436,635	$28,430,833,198	$92,326,066	$28,541,595,899

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ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$334,850,685	—	—	$334,850,685
Forward foreign currency contracts	—	$73,496,293	—	73,496,293
OTC credit default swaps on corporate issues — sell protection‡	—	579,173	—	579,173
Centrally cleared interest rate swaps	—	68,896,894	—	68,896,894
OTC interest rate swaps‡	—	26,215,469	—	26,215,469
Centrally cleared credit default swaps on credit indices — sell protection	—	23,780,127	—	23,780,127
Total other financial instruments	$334,850,685	$192,967,956	—	$527,818,641
Total	$353,287,320	$28,623,801,154	$92,326,066	$29,069,414,540

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options:
Exchange-traded written options	$27,438,084	—	—	$27,438,084
OTC written options	—	$32,060,975	—	32,060,975
Futures contracts	122,356,324	—	—	122,356,324
Forward foreign currency contracts	—	30,544,676	—	30,544,676
Centrally cleared interest rate swaps	—	292,839,114	—	292,839,114
Centrally cleared credit default swaps on credit indices — sell protection	—	735,317	—	735,317
Total	$149,794,408	$356,180,082	—	$505,974,490

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the

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Notes to financial statements (unaudited) (cont’d)

option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call

110	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves

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Notes to financial statements (unaudited) (cont’d)

risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the total notional value of all credit default swaps to sell protection was $3,540,594,876. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a

112	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Notes to financial statements (unaudited) (cont’d)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

114	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

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Notes to financial statements (unaudited) (cont’d)

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2019, the Fund held non-cash collateral for TBA securities from Bank of America N.A., Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $253,460, $131,227 and $431,385, respectively.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as

116	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default

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Notes to financial statements (unaudited) (cont’d)

rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease

118	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $62,605,651. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At June 30, 2019, the Fund held collateral from Barclays Bank PLC, BNP Paribas SA, Citibank N.A., Goldman Sachs Group Inc. and JPMorgan Chase & Co. in the amounts of $19,801,024, $4,525,155, $38,534,883, $6,788,350 and $2,072,984, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

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Notes to financial statements (unaudited) (cont’d)

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s

120	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $5,481,764.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2019	$240,090	$9,227,382
Expires December 31, 2020	171,998	10,730,006
Expires December 31, 2021	50,165	5,431,573
Total fee waivers/expense reimbursements subject to recapture	$462,253	$25,388,961

For the six months ended June 30, 2019, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A

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Notes to financial statements (unaudited) (cont’d)

shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$79,999	—
CDSCs	5,185	$8,919

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,154,611,982	$32,514,018,266
Sales	1,259,247,986	31,907,182,009

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$27,752,825,178	$1,189,603,302	$(400,832,581)	$788,770,721
Swap contracts	29,089,310	119,304,658	(293,574,431)	(174,269,773)
Written options	(44,227,321)	9,473,634	(24,745,372)	(15,271,738)
Futures contracts	—	334,850,685	(122,356,324)	212,494,361
Forward foreign currency contracts	—	73,496,293	(30,544,676)	42,951,617

122	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$2,024,477	$37,131,654	—	$39,156,131
Futures contracts[3]	316,984,403	17,866,282	—	334,850,685
OTC swap contracts[4]	26,215,469	—	$579,173	26,794,642
Centrally cleared swap contracts[5]	68,896,894	—	23,780,127	92,677,021
Forward foreign currency contracts	—	73,496,293	—	73,496,293
Total	$414,121,243	$128,494,229	$24,359,300	$566,974,772

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$26,016,159	$33,482,900	—	$59,499,059
Futures contracts[3]	121,664,164	692,160	—	122,356,324
Centrally cleared swap contracts[5]	292,839,114	—	$735,317	293,574,431
Forward foreign currency contracts	—	30,544,676	—	30,544,676
Total	$440,519,437	$64,719,736	$735,317	$505,974,490

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	123

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(33,352,843)	$(34,548,161)	$(1,384,290)	$(69,285,294)
Written options	57,159,486	12,545,707	1,429,149	71,134,342
Futures contracts	(45,646,958)	10,527,907	—	(35,119,051)
Swap contracts	(22,414,407)	—	65,957,467	43,543,060
Forward foreign currency contracts	—	29,959,384	—	29,959,384
Total	$(44,254,722)	$18,484,837	$66,002,326	$40,232,441

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(539,392)	$6,292,518	$(50,411)	$5,702,715
Written options	15,729,021	(19,638,086)	(196,908)	(4,105,973)
Futures contracts	118,755,809	7,754,687	—	126,510,496
Swap contracts	(153,865,321)	—	50,268,119	(103,597,202)
Forward foreign currency contracts	—	71,451,408	—	71,451,408
Total	$(19,919,883)	$65,860,527	$50,020,800	$95,961,444

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$32,942,404
Written options	25,112,518
Futures contracts (to buy)	29,230,320,385
Futures contracts (to sell)	13,345,475,352
Forward foreign currency contracts (to buy)	3,114,913,005
Forward foreign currency contracts (to sell)	3,198,506,871

124	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$13,420,013,783
Credit default swap contracts (to buy protection)†	21,011,429
Credit default swap contracts (to sell protection)	4,489,880,105

†	At June 30, 2019, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$35,913,869	$(9,749,697)	$26,164,172	$(19,801,024)	$6,363,148
BNP Paribas SA	5,246,670	(2,455,596)	2,791,074	(4,525,155)	(1,734,081)
Citibank N.A.	61,223,340	(27,707,981)	33,515,359	(38,534,883)	(5,019,524)
Deutsche Bank AG	—	(1,563,622)	(1,563,622)	1,490,000	(73,622)
Goldman Sachs Group Inc.	27,438,276	(21,058,167)	6,380,109	(6,788,350)	(408,241)
JPMorgan Chase & Co.	4,208,459	(70,588)	4,137,871	(2,072,984)	2,064,887
Total	$134,030,614	$(62,605,651)	$71,424,963	$(70,232,396)	$1,192,567

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	125

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,354,601	†	$874,579
Class C	1,013,914		99,544
Class C1	36,347		5,839
Class FI	456,826	†	303,179
Class R	626,849		245,453
Class I	—		8,140,733
Class IS	—		50,681
Total	$3,488,537		$9,720,008

†

Amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2019, the service and/or distribution fees reimbursed amounted to $22 and $4 for Class A and Class FI shares, respectively.

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$50,187
Class C	—
Class C1	—
Class FI	4
Class R	—
Class I	5,431,573
Class IS	—
Total	$5,481,764

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$18,187,707	$32,594,313
Class C	2,698,189	5,278,842
Class C1	151,443	486,386
Class FI	6,099,344	13,233,645
Class R	3,839,560	6,556,069
Class I	301,010,635	543,699,756
Class IS	126,732,805	212,788,415
Total	$458,719,683	$814,637,426

126	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

	Six Months Ended June 30, 2019	Year Ended December 31, 2018

Net Realized Gains:
Class A	—	$4,960,005
Class C	—	1,028,494
Class C1	—	84,696
Class FI	—	2,034,129
Class R	—	1,064,801
Class I	—	72,533,084
Class IS	—	27,242,804
Total	—	$108,948,013

7. Capital Shares

At June 30, 2019, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	19,887,174	$229,069,167	38,615,336	$439,567,825
Shares issued on reinvestment	1,162,598	13,480,000	2,457,480	27,772,857
Shares repurchased	(14,783,808)	(170,184,662)	(32,773,031)	(370,658,684)
Net increase	6,265,964	$72,364,505	8,299,785	$96,681,998

Class C
Shares sold	2,711,558	$31,335,228	5,085,468	$58,147,327
Shares issued on reinvestment	174,741	2,028,586	425,468	4,816,139
Shares repurchased	(2,495,995)	(28,767,511)	(6,253,809)	(70,658,444)
Net increase (decrease)	390,304	$4,596,303	(742,873)	$(7,694,978)

Class C1
Shares sold	5,843	$66,809	80,212	$897,928
Shares issued on reinvestment	12,571	145,349	49,222	557,714
Shares repurchased	(673,211)	(7,737,773)	(737,049)	(8,338,247)
Net decrease	(654,797)	$(7,525,615)	(607,615)	$(6,882,605)

Class FI
Shares sold	4,759,245	$54,833,751	11,413,961	$130,365,716
Shares issued on reinvestment	521,099	6,046,199	1,337,820	15,149,672
Shares repurchased	(5,268,882)	(60,640,239)	(18,219,797)	(205,651,254)
Net increase (decrease)	11,462	$239,711	(5,468,016)	$(60,135,866)

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Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Class R
Shares sold	2,129,463	$24,516,973	6,575,693	$74,707,665
Shares issued on reinvestment	321,042	3,720,447	637,538	7,196,264
Shares repurchased	(1,724,262)	(19,752,714)	(3,528,335)	(39,898,014)
Net increase	726,243	$8,484,706	3,684,896	$42,005,915

Class I
Shares sold	277,580,792	$3,204,359,971	592,864,725	$6,740,991,507
Shares issued on reinvestment	22,449,404	260,525,757	46,980,763	531,525,916
Shares repurchased	(184,707,853)	(2,126,844,107)	(513,386,605)	(5,797,832,906)
Net increase	115,322,343	$1,338,041,621	126,458,883	$1,474,684,517

Class IS
Shares sold	105,209,193	$1,213,831,122	205,891,595	$2,337,942,742
Shares issued on reinvestment	9,464,515	109,842,121	18,814,668	212,731,943
Shares repurchased	(48,042,455)	(552,518,852)	(122,278,177)	(1,377,182,941)
Net increase	66,631,253	$771,154,391	102,428,086	$1,173,491,744

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018					Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$845,554,311	$4,772,803,559	4,772,803,559	$4,770,700,000	4,770,700,000	—	$10,759,326	—	$847,657,870

128	Western Asset Core Plus Bond Fund 2019 Semi-Annual Report

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Fund incurred a commitment fee in the amount of $83,843. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2019.

10. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $318,659,766, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Core Plus Bond Fund 2019 Semi-Annual Report	129

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

Pricewaterhouse Coopers LLP Baltimore, MD

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/19 SR19-3692

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 27, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 27, 2019